                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  FORM N-CSRS/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2013

Explanatory Note

The Registrant is filing this amendment to its Form N-CSRS for the period ended October 31, 2013, originally filed with the Securities and Exchange Commission on January 7, 2014 (Accession Number 0000930413-14-000059), to amend Item 1, “Report to Stockholders.”  The purpose of the amendment to Item 1 is to supplement the Registrant’s Semi-Annual Report to include material inadvertently omitted.

SUPPLEMENT DATED JANUARY 27, 2014 TO THE
SEMI-ANNUAL REPORT FOR THE PERIOD ENDED OCTOBER 31, 2013 OF
MARKET VECTORS ETF TRUST

This Supplement updates certain information contained in the Semi-Annual Report for the period ended October 31, 2013 (the “Semi-Annual Report”) for Market Vectors CEF Municipal Income ETF, Market Vectors High-Yield Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF, Market Vectors Long Municipal Index ETF, Market Vectors Pre-Refunded Municipal Index ETF and Market Vectors Short Municipal Index ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Semi-Annual Report free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The following disclosure regarding the basis for the Trust’s Board of Trustees’ approval of the Funds’ investment management agreements is hereby added to the section titled “Approval of Investment Management Agreement (unaudited)” beginning on page 77 of the Funds’ Semi-Annual Report:

At a meeting held on June 6, 2013 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreements (the “Municipal Investment Management Agreements”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the Market Vectors California Long Municipal Index ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF, Short High-Yield Municipal Index ETF and Short Municipal Index ETF (the “Municipal Funds”) and the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement”) with respect to Market Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds, the “Funds”). The Municipal Investment Management Agreements and the CEF Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 7, 2013. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and (where applicable) the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the

Funds generally invest in a different group of issuers than some or all of the other funds in a Fund’s designated peer group. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 7, 2013 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”). In evaluating each Operating Fund’s performance, the Trustees assessed the Operating Fund’s performance based on how well the performance of the Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund, except the CEF Muni Fund, had a total expense ratio (after the effect of any applicable expense limitation) below the average and the median of its respective peer group of funds. The Trustees concluded, in light of this information and the other information available to them, including that the Adviser was waiving some or all of the CEF Muni Fund’s management fee and reimbursing its expenses, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing certain administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability to the Adviser of Market Vectors California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF and Short High-Yield Municipal Index ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 7, 2013 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of each Fund and such Fund’s shareholders.

Please retain this supplement for future reference.

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT O C T O B E R 3 1 , 2 0 1 3 ( u n a u d i t e d )

MARKET VECTORS
MUNICIPAL INCOME ETFs

CEF Municipal Income ETF	XMPT®

High-Yield Municipal Index ETF	HYD®

Intermediate Municipal Index ETF	ITM®

Long Municipal Index ETF	MLN®

Pre-Refunded Municipal Index ETF	PRB®

Short Municipal Index ETF	SMB®

MARKET VECTORS MUNICIPAL INCOME ETFs

Dear Shareholder:

We are pleased to present this semi-annual report for municipal income exchange-traded funds of the Market Vectors ETF Trust for the six-month period ended October 31, 2013.

Currently, many municipal bond closed-end funds (CEFs) trade at deep discounts to net asset value. This may mean potential opportunities for investors in a bond market that is both uncertain and difficult to navigate.

Just over two years ago we launched Market Vectors CEF Municipal Income ETF (XMPT), the first-of-its-kind exchange-traded fund. The Fund seeks to track, before fees and expenses, the S-Network Municipal Bond Closed-End Fund IndexSM (CEFMX). This index is net asset weighted and holds actively managed both unleveraged and leveraged, as well as investment grade and high-yield, municipal bond CEFs.

The rules-based index methodology capitalizes on the tendency of closed-end fund share prices, at times of market stress, to deviate from the value of their underlying holdings. It does this by assigning greater positions weight to CEFs trading at a discount, and less to those trading at a premium: the wider the discount, the greater the weight; the higher the premium, the lower the weight. It is important to remember that XMPT is subject to the risks of the underlying funds in which it invests.

For investors looking for value in an uncertain municipal bond market, assigning a greater weight to CEFs trading at discounts potentially enhances both yield and the opportunity for capital appreciation. In addition, having a portfolio of CEFs managed by leading fixed income managers not only reduces single fund risk, but also provides diversification by asset, strategy and manager.

Source: Van Eck Global. Past performance is not a guarantee of future results.

1

MARKET VECTORS MUNICIPAL INCOME ETFs

Going forward, we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you stay in touch with us through the videos, email subscriptions and podcasts available on our website (http://www.vaneck.com).

You may, in particular, be interested in subscribing to Muni Nation®, our weekly blog on the municipal bond market by Jim Colby, Portfolio Manager and Senior Municipal Strategist responsible for Market Vectors municipal bond investments. And, of course, should you have any questions, please contact us at 1.888.MKT.VCTR or visit www.marketvectorsetfs.com.

Thank you for participating in the Market Vectors ETF Trust. On the following pages, you will find the performance comparison of each of the funds for the six months ended October 31, 2013. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

November 13, 2013

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of shares of municipal closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.

2

Management Discussion

The six-month period ended October 31, 2013 was characterized by some significant blows both to the fixed-income market and the municipal bond market. The first to strike both markets hit at the end of Mayi, when the Federal Reserve Bank (the “Fed”) chairman, Ben Bernanke, suggested that the Fed could slow the pace of its bond purchases as part of a tapering of its monetary stimulus package – long-term interest rates rose sharply and continued to rise through to the middle of Octoberii, after which they stabilized when the Federal Reserve said it would continue with its bond buying program subject to certain indicators.

Two further blows struck the municipal bond market in particular soon thereafter, although neither came as a complete surprise. On Thursday, July 18, Detroit filed for bankruptcyiii, subsequently defaulting on more than $600 million of ‘unsecured’ general obligation bonds on October 1iv. Then, toward the end of August, an article in Barron’sv, raised doubts about Puerto Rico’s abilities to cover its debts, and the specter of a further possible default. And on October 3, Moody’s downgraded $6.8 billion of Puerto Rico sales tax bondsvi.

While the Fed’s statement on September 18vii that, in the absence of evidence of sustainable improvement in the economy, it would maintain the pace of monthly bond buying helped produce a rally of sortsviii, the six-month period as a whole was marked by monthly outflows from both U.S. municipal mutual funds and ETFs. Over the whole six months, these outflows amounted to some $52.28 billion.

Source: Van Eck Global. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Funds reflect temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

Short Municipal Index ETF/Pre-Refunded Municipal Bond ETF

On the short end of the curve, there was less selling pressure on short and pre-refunded municipal bonds than there was on intermediate, long or high yield municipal bonds.

Among short municipals (“munis”), the education sector contributed most to the total return of the Short Municipal Index ETF, while of the nine sectors detracting from performance, the electric sector was the greatest detractor. In terms of state, North Carolina contributed the most to the total return of the fund, while Puerto Rico was the greatest detractor.

While munis from New Jersey contributed most to the total return of the Pre-Refunded Municipal Bond ETF, a single muni from Nebraska (which is escrowed to maturity), because of its generally longer duration, was the greatest detractor from the fund’s performance.

3

MARKET VECTORS MUNICIPAL INCOME ETFs

Intermediate Municipal Index ETF

Puerto Rico’s downgradeix in October contributed to price volatility for intermediates. There also seemed to be some evidence of forced selling by institutions to keep in line with investment grade mandates. While munis from no state contributed positively to the total return of the fund, those from both New York and Puerto Rico were the greatest detractors from performance. The two sectors with the largest weightings in the index, local general obligation and state general obligation, were also the two largest sectors detracting from performance.

Long Municipal Index ETF

The long end of the curve was hard hitx during the six months ended October 31, 2013. Because of the steepness of the municipal yield curve, when rates rose, the effect was particularly severe in this end of the curve. While no sector contributed positively to the fund’s total return, the hospital sector was the greatest detractor from performance. Only a single muni from Kansas contributed positively to performance. California and New York were the two worst performing states.

High-Yield Municipal Index ETF

There has been little new high-yieldxi issuance in the past couple of years. This has led a degree of constraint in terms of supply and demand. There was a dramatic dislocationxii in the market when rates rose that was primarily attributable to the situation in Puerto Rico. This was reflected in the fund by the fact that Puerto Rico was the worst performing state/U.S. territory and the single largest detractor from its performance.

CEF Municipal Income ETF

Having traded at a premium almost consistently for much of the past two years, towards the end of the six months ended October 31, 2013, municipal closed-end funds (CEFs) experienced a narrowing of premiumsxiii and a dramatic widening of discounts. As many municipal CEFs use leverage they have tended to see more dramatic price moves then regular municipal bonds, especially when something impacts the market.

[i]	The Financial Times: Ben Bernanke says bond buying could slow, http://www.ft.com/intl/cms/s/0/35b7c810-c2e8-11e2-bbbd-00144feab7de.html#axzz2hiLKFdns

ii	U.S. Department of the Treasury: Resource Center, http://www.treasury.gov/resource-center/data-chart-center/interest-rates/Pages/TextView.aspx?data=longtermrateYear&year=2013

iii	New York Times: Billions in Debt, Detroit Tumbles Into Insolvency, http://www.nytimes.com/2013/07/19/us/detroit-files-for-bankruptcy.html

iv	Reuters: UPDATE 1-Detroit defaults on more than $600 mln of ‘unsecured’ GO bonds, http://www.reuters.com/article/2013/10/01/usa-detroit-default-idUSL1N0HR1YO20131001

[v]	Barron’s: Troubling Winds, http://online.barrons.com/article/SB50001424052748704719204579022892632785548.html#text.print

vi	Reuters: Moody’s downgrades $6.8 bln of Puerto Rico sales tax bonds, http://www.reuters.com/article/2013/10/03/puertorico-ratings-moodys-idUSL1N0HT1VJ20131003

vii	Bloomberg: Fed Refrains From QE Taper, Keeps Bond Buying at $85 Bln, http://www.bloomberg.com/news/2013-09-18/fed-refrains-from-qe-taper-keeps-bond-buying-at-85-bln.html

viii	LearnBonds: Muni Fund Outflows Continue Despite Rally and Today’s Other Top Stories, http://www.learnbonds.com/muni-fund-outflows/

ix	Reuters: Moody’s downgrades $6.8 bln of Puerto Rico sales tax bonds, http://www.reuters.com/article/2013/10/03/puertorico-ratings-moodys-idUSL1N0HT1VJ20131003

[x]	Reuters: Buying bonds in muniland, http://blogs.reuters.com/muniland/2013/07/19/buying-bonds-in-muniland/

xi	The Bond Buyer: Muni High Yield Rally Should Have Legs, http://www.bondbuyer.com/issues/122_186/muni-high-yield-rally-should-have-legs-1055889-1.html

xii	Wall Street Journal: Hedge Funds’ Fire Sales Send Muni-Bond Yields To Historic High Levels, http://online.wsj.com/news/articles/SB120429486695502997

xiii	Investius: Muni CEFs, http://investius.com/2013/10/28/muni-cefs/
4

CEF MUNICIPAL INCOME ETF (XMPT)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	CEFMXTR[2]
Six Months	(13.11)%	(12.80)%	(12.63)%
One Year	(14.32)%	(14.00)%	(13.66)%
Life* (annualized)	3.47%	3.55%	3.97%
Life* (cumulative)	8.17%	8.36%	9.39%
*since 7/12/11

Commencement date for the Market Vectors CEF Municipal Income ETF was 7/12/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, forthe period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 0.79% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2014. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

S-Network Municipal Bond Closed-End Fund IndexSM is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of shares of municipal closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.
5

HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	LMEHTR[2]
Six Months	(9.74)%	(9.41)%	(7.76)%
One Year	(7.40)%	(6.46)%	(3.73)%
Life* (annualized)	9.06%	9.25%	10.53%
Life* (cumulative)	50.81%	52.05%	60.72%
*since 2/4/09

Commencement date for the Market Vectors High-Yield Municipal Index ETF was 2/4/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Funds or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Custom High Yield Composite Index (LMEHTR) is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990.
6

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	LMT2TR2
Six Months	(4.36)%	(3.78)%	(3.72)%
One Year	(2.82)%	(2.19)%	(1.81)%
Five Years	6.37%	6.35%	7.14%
Life* (annualized)	4.62%	4.72%	5.46%
Life* (cumulative)	30.63%	31.29%	36.95%
*since 12/4/07

Commencement date for the Market Vectors Intermediate Municipal Index ETF was 12/4/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date.Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
7

LONG MUNICIPAL INDEX ETF (MLN)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	LMT3TR2
Six Months	(8.58)%	(8.53)%	(7.27)%
One Year	(7.24)%	(6.74)%	(5.12)%
Five Years	6.49%	6.69%	8.14%
Life* (annualized)	2.73%	2.79%	4.51%
Life* (cumulative)	17.00%	17.39%	29.31%
*since 1/2/08

Commencement date for the Market Vectors Long Municipal Index ETF was 1/2/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
8

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	LMPETR[2]
Six Months	(1.63)%	(2.18)%	(0.02)%
One Year	(1.63)%	(1.72)%	0.41%
Life* (annualized)	1.38%	1.34%	1.93%
Life* (cumulative)	6.72%	6.54%	9.49%
*since 2/2/09

Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays Municipal Pre-Refunded–Treasury-Escrowed Index (LMPETR) is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars.
9

SHORT MUNICIPAL INDEX ETF (SMB)

PERFORMANCE COMPARISON

October 31, 2013 (unaudited)

Total Return	Share Price[1]	NAV	LMT1TR2
Six Months	(0.95)%	(0.39)%	0.13%
One Year	(0.27)%	0.24%	0.99%
Five Years	3.61%	3.63%	4.28%
Life* (annualized)	3.16%	3.21%	3.81%
Life* (cumulative)	19.36%	19.72%	23.71%
*since 2/22/08

Commencement date for the Market Vectors Short Municipal Index ETF was 2/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.20%

The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.
10

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2013 to October 31, 2013.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2013- October 31, 2013
CEF Municipal Income ETF
Actual	$1,000.00	$872.00	0.40%	$1.89
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
High-Yield Municipal Index ETF
Actual	$1,000.00	$905.90	0.35%	$1.68
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
Intermediate Municipal Index ETF
Actual	$1,000.00	$962.20	0.24%	$1.19
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Long Municipal Index ETF
Actual	$1,000.00	$914.70	0.24%	$1.16
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$978.20	0.24%	$1.20
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Short Municipal Index ETF
Actual	$1,000.00	$996.10	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2013) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
11

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.7%
22,142	Alliance Bernstein National Municipal Income Fund, Inc.	$286,739
8,973	BlackRock Investment Quality Municipal Trust, Inc.	128,314
10,183	BlackRock Long-Term Municipal Advantage Trust	105,699
23,388	BlackRock Muni Intermediate Duration Fund, Inc.	325,327
27,282	BlackRock MuniAssets Fund, Inc.	329,567
7,052	BlackRock Municipal 2018 Term Trust	115,864
8,925	BlackRock Municipal 2020 Term Trust	144,049
6,436	BlackRock Municipal Bond Trust	91,391
7,549	BlackRock Municipal Income Investment Quality Trust	100,024
20,126	BlackRock Municipal Income Quality Trust	263,852
26,093	BlackRock Municipal Income Trust	345,993
12,146	BlackRock Municipal Income Trust II	170,287
34,207	BlackRock Municipal Target Term Trust	603,411
18,426	BlackRock MuniEnhanced Fund, Inc.	192,736
6,964	BlackRock MuniHoldings Fund II, Inc.	97,496
7,600	BlackRock MuniHoldings Fund, Inc.	116,052
28,556	BlackRock MuniHoldings Investment Quality Fund	374,655
14,210	BlackRock MuniHoldings Quality Fund II, Inc.	175,778
10,997	BlackRock MuniHoldings Quality Fund, Inc.	133,833
9,423	BlackRock MuniVest Fund II, Inc.	140,968
33,402	BlackRock MuniVest Fund, Inc.	317,319
24,526	BlackRock MuniYield Fund, Inc.	340,911
8,323	BlackRock MuniYield Investment Fund	113,942
6,472	BlackRock MuniYield Investment Quality Fund	80,706
17,063	BlackRock MuniYield Quality Fund II, Inc.	203,732
40,710	BlackRock MuniYield Quality Fund III, Inc.	528,823
18,710	BlackRock MuniYield Quality Fund, Inc.	263,624
13,126	Dreyfus Municipal Bond Infrastructure Fund, Inc.	137,692
12,593	Dreyfus Municipal Income, Inc.	107,796
30,125	Dreyfus Strategic Municipal Bond Fund, Inc.	229,854
37,231	Dreyfus Strategic Municipals, Inc.	292,636
23,603	DWS Municipal Income Trust	286,540
52,604	Eaton Vance Municipal Bond Fund	594,951
7,704	Eaton Vance Municipal Bond Fund II	84,667
7,985	Eaton Vance Municipal Income Term Trust	116,900
13,352	Eaton Vance National Municipal Opportunities Trust	250,751
34,474	Invesco Advantage Municipal Income Trust II	364,045
40,469	Invesco Municipal Income Opportunities Trust	252,122
52,991	Invesco Municipal Opportunity Trust	623,174
47,531	Invesco Municipal Trust	556,588
41,304	Invesco Quality Municipal Income Trust	471,279
42,555	Invesco Trust for Investment Grade Municipals	519,597
37,115	Invesco Value Municipal Income Trust	527,033

Number of Shares		Value

15,219	MainStay DefinedTerm Municipal Opportunities Fund	$242,439
24,061	MFS High Income Municipal Trust	108,996
31,469	MFS Municipal Income Trust	197,625
11,279	Neuberger Berman Intermediate Municipal Fund, Inc.	159,034
67,789	Nuveen AMT-Free Municipal Income Fund	838,550
10,071	Nuveen AMT-Free Municipal Value Fund	153,381
34,145	Nuveen Dividend Advantage Municipal Fund	441,153
25,828	Nuveen Dividend Advantage Municipal Fund 2	335,506
38,806	Nuveen Dividend Advantage Municipal Fund 3	491,284
28,908	Nuveen Dividend Advantage Municipal Income Fund	368,577
12,679	Nuveen Enhanced Municipal Value Fund	176,492
75,208	Nuveen Insured Municipal Opportunity Fund, Inc.	976,952
33,487	Nuveen Insured Quality Municipal Fund, Inc.	410,551
37,615	Nuveen Intermediate Duration Municipal Term Fund	431,068
11,452	Nuveen Intermediate Duration Quality Municipal Term Fund	130,438
27,611	Nuveen Investment Quality Municipal Fund, Inc.	377,995
38,070	Nuveen Municipal Advantage Fund, Inc.	476,636
30,623	Nuveen Municipal High Income Opportunity Fund	367,170
40,036	Nuveen Municipal Market Opportunity Fund, Inc.	488,039
125,674	Nuveen Municipal Value Fund, Inc.	1,137,350
46,814	Nuveen Performance Plus Municipal Fund, Inc.	638,543
16,900	Nuveen Premier Municipal Income Fund, Inc.	211,926
61,357	Nuveen Premium Income Municipal Fund 2, Inc.	790,278
33,082	Nuveen Premium Income Municipal Fund 4, Inc.	396,984
54,705	Nuveen Premium Income Municipal Fund, Inc.	686,548
47,576	Nuveen Quality Income Municipal Fund, Inc.	601,361
30,597	Nuveen Select Quality Municipal Fund	385,828
12,917	Nuveen Select Tax Free	167,404
13,704	Nuveen Select Tax Free 2	171,300
10,207	Nuveen Select Tax Free 3	131,772
11,160	PIMCO Municipal Income Fund	146,642
27,780	PIMCO Municipal Income Fund II	309,747
13,668	PIMCO Municipal Income Fund III	144,881
9,572	Pioneer Municipal High Income Advantage Trust	130,658
9,581	Pioneer Municipal High Income Trust	137,200
44,374	Putnam Managed Municipal Income Trust	297,306
37,165	Putnam Municipal Opportunities Trust	405,098
25,883	Western Asset Managed Municipals Fund, Inc.	333,114
7,177	Western Asset Municipal Defined Opportunity Trust, Inc.	153,516

See Notes to Financial Statements

12

Number of Shares		Value

CLOSED-END FUNDS: (continued)
18,396	Western Asset Municipal High Income Fund, Inc.	$126,013
7,635	Western Asset Municipal Partners Fund, Inc.	105,516
Total Closed-End Funds (Cost: $30,558,172)		26,287,588

MONEY MARKET FUND: 0.1% (Cost: $19,974)
19,974	Dreyfus Government Cash Management Fund	19,974
Total Investments: 99.8% (Cost: $30,578,146)		26,307,562
Other assets less liabilities: 0.2%		48,041
NET ASSETS: 100.0%		$26,355,603

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$26,287,588
Money Market Fund	0.1	19,974
	100.0%	$26,307,562

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$26,287,588	$—	$—	$26,287,588
Money Market Fund	19,974	—	—	19,974
Total	$26,307,562	$—	$—	$26,307,562

See Notes to Financial Statements

13

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.7%
Alabama: 1.0%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$3,395,000	6.45%, 12/06/13 (c)	$3,395,238
2,400,000	6.45%, 12/06/13 (c)	2,399,808
2,500,000	Colbert County, Alabama Health Care Authority (RB) 5.75%, 12/06/13 (c)	2,257,275
		8,052,321
Arizona: 3.0%
875,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/22 (c)	804,361
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
760,000	5.10%, 10/01/16 (c)	689,822
8,200,000	5.20%, 10/01/16 (c)	6,554,014
	Downtown Phoenix Hotel Corp., Series A (RB) (FGIC)
5,000,000	5.00%, 01/01/16 (c)	4,629,300
5,150,000	5.00%, 01/01/16 (c)	4,704,525
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
1,000,000	5.50%, 07/01/17 (c)	939,970
1,690,000	5.63%, 07/01/17 (c)	1,425,667
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,400,728
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,004,340
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	892,630
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB) 5.00%, 07/01/15 (c)	1,503,675
		24,549,032
California: 7.4%
5,000,000	California Housing Finance Agency, Series G (RB) 4.95%, 02/01/17 (c)	5,021,900
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,021,510
	California Pollution Control Financing Authority, Poseidon Resources (Channelside) LP Desalination Project (RB)
8,750,000	5.00%, 07/01/22 (c) 144A	7,542,500
4,175,000	5.00%, 07/01/22 (c) 144A	3,491,093
Principal Amount		Value

California: (continued)
$1,000,000	California Statewide Communities Development Authority (RB) 6.00%, 10/01/22 (c)	$989,920
4,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB) 5.13%, 07/15/17 (c)	3,518,040
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,050,000	5.00%, 07/01/15 (c)	938,501
2,410,000	5.25%, 07/01/15 (c)	2,339,532
3,210,000	5.25%, 07/01/15 (c)	3,016,180
	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB)
750,000	5.15%, 07/01/17 (c)	625,073
500,000	5.25%, 07/01/17 (c)	395,430
	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB)
1,750,000	7.00%, 10/01/26 144A	1,748,512
2,000,000	7.25%, 10/01/18 (c) 144A	1,991,660
5,000,000	7.25%, 10/01/18 (c) 144A	4,928,150
900,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB) 6.00%, 12/06/13 (c)	818,361
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
2,320,000	4.50%, 06/01/17 (c)	1,976,756
1,195,000	5.00%, 06/01/17 (c)	918,142
1,000,000	5.75%, 06/01/17 (c)	771,540
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA) 5.00%, 09/01/15 (c)	218,484
	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA)
800,000	5.00%, 09/01/17 (c)	782,544
3,100,000	5.00%, 09/01/17 (c)	2,797,781
505,000	5.00%, 09/01/17 (c)	440,799
2,515,000	5.50%, 09/01/17 (c)	2,478,910
465,000	5.50%, 09/01/17 (c)	444,494
1,015,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	925,233
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB) 5.75%, 06/01/21 (c)	223,877
500,000	Sacramento, California Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL) 5.00%, 07/01/16 (c)	536,440

See Notes to Financial Statements

14

Principal Amount		Value

California: (continued)
$3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	$3,965,472
	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL)
310,000	5.38%, 12/06/13 (c)	288,492
3,820,000	5.50%, 12/06/13 (c)	3,652,913
140,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 12/06/13 (c)	127,439
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	997,080
		59,932,758
Colorado: 1.6%
2,545,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB) 4.00%, 12/01/22 (c)	2,264,490
	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB)
1,300,000	5.20%, 07/01/14 (c)	1,255,111
2,700,000	5.30%, 07/01/14 (c)	2,325,591
	Colorado Health Facilities Authority, Senior Residences Project (RB)
1,000,000	6.75%, 06/01/22 (c)	974,170
1,500,000	7.00%, 06/01/22 (c)	1,463,745
	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
3,250,000	5.25%, 10/01/17 (c)	2,938,975
2,000,000	5.75%, 10/01/17 (c)	1,917,640
		13,139,722
Connecticut: 0.6%
1,580,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 12/06/13 (c)	1,580,237
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
1,149,000	7.00%, 04/01/20 (c)	1,222,444
1,500,000	7.88%, 04/01/20 (c)	1,629,390
		4,432,071
Delaware: 0.1%
1,200,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	1,142,892
District of Columbia: 1.1%
8,675,000	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB) 5.00%, 10/01/22 (c)	7,469,782
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 6.13%, 10/01/28 (c)	1,162,725
		8,632,507
Principal Amount		Value

Florida: 5.6%
$1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	$1,686,412
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,661,794
1,000,000	8.13%, 11/15/21 (c)	1,072,610
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,834,480
550,000	County of Alachua, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	521,461
4,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB) 7.63%, 06/15/21 (c)	4,051,200
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB) 7.13%, 12/06/13 (c)	2,999,700
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
5,000,000	5.25%, 06/15/17 (c)	4,820,700
3,500,000	5.38%, 06/15/17 (c)	3,168,270
1,000,000	5.75%, 06/15/22 (c)	964,610
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (c)	308,451
1,180,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (c)	1,182,561
1,500,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (c)	1,500,825
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
1,200,000	5.50%, 07/01/17 (c)	1,114,032
3,750,000	5.50%, 07/01/17 (c)	3,398,325
1,100,000	5.70%, 07/01/15 (c)	1,085,293
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,500,000	5.00%, 05/15/23 (c)	1,350,630
5,655,000	5.00%, 05/15/23 (c)	4,654,857
3,895,000	Stuart, Florida Capital Trust Agency, Stuart Lodge Project, Series B (RB) 7.38%, 01/01/18 (c)	3,191,329
450,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	484,461

See Notes to Financial Statements

15

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
$995,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	$1,012,542
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	3,000,867
		45,065,410
Georgia: 0.5%
4,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	4,116,564
Guam: 1.1%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	2,802,882
1,000,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	1,048,760
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,240,080
2,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (c)	2,813,662
	Guam Power Authority, Series A (RB)
160,000	5.00%, 10/01/22 (c)	155,942
250,000	5.50%, 10/01/20 (c)	252,848
1,000,000	Territory of Guam, Series A (GO) 5.25%, 11/15/17 (c)	906,360
		9,220,534
Hawaii: 0.3%
2,775,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/06/13 (c)	2,777,747
Illinois: 6.3%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,322,412
1,000,000	Illinois Finance Authority (RB) 5.75%, 05/15/22 (c)	912,760
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
3,800,000	5.13%, 05/15/23 (c)	3,249,646
1,500,000	5.25%, 05/15/23 (c)	1,284,900
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
5,000,000	8.13%, 02/15/20 (c)	4,698,850
4,000,000	8.25%, 02/15/20 (c)	3,780,880
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,211,257
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
470,000	8.00%, 05/15/15 (c)	464,604
610,000	8.00%, 05/15/20 (c)	571,893
Principal Amount		Value

Illinois: (continued)
$5,125,000	8.13%, 05/15/20 (c)	$4,713,104
4,000,000	8.25%, 05/15/20 (c)	3,698,920
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	632,063
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB) 6.50%, 10/01/19 (c)	2,085,240
2,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	2,826,720
3,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (c)	3,194,826
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
1,565,000	8.00%, 05/15/20 (c)	1,627,600
10,000,000	8.00%, 05/15/20 (c)	10,321,500
1,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 11/26/13 (c)	1,501,725
3,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	2,378,100
		51,477,000
Indiana: 3.4%
	Carmel, Indiana, The Barrington of Carmel Project, Series A (RB)
2,000,000	7.13%, 11/15/22 (c)	1,993,860
4,000,000	7.13%, 11/15/22 (c)	3,972,000
2,215,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,255,402
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
1,475,000	5.13%, 08/15/20 (c)	1,372,016
7,500,000	5.50%, 08/15/20 (c)	6,648,450
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,000,000	5.00%, 06/01/22 (c)	1,888,920
1,500,000	5.00%, 06/01/22 (c)	1,374,555
1,040,000	Indiana Finance Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	825,427
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB) 5.50%, 12/06/13 (c)	1,244,021
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c) 144A	2,005,260
3,000,000	5.75%, 09/01/17 (c) 144A	3,007,860
1,160,000	5.80%, 09/01/17 (c) 144A	1,163,039
		27,750,810

See Notes to Financial Statements

16

Principal Amount		Value

Iowa: 1.6%
$2,290,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	$1,958,248
	Iowa Finance Authority, Iowa Fertilizer Comp. Project (RB)
5,000,000	5.25%, 12/01/23 (c)	4,568,400
3,000,000	5.50%, 12/01/18 (c)	2,879,880
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community, Series A (RB) 5.50%, 11/15/17 (c) §♦	878,775
3,000,000	Iowa Tobacco Settlement Authority, Series C (RB) 5.38%, 06/01/15 (c)	2,327,700
		12,613,003
Kansas: 4.2%
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
1,000,000	5.00%, 05/15/17 (c)	916,900
2,000,000	5.00%, 05/15/17 (c)	1,745,720
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
30,000,000	5.13%, 01/01/17 (c)	27,742,800
1,000,000	5.25%, 01/01/17 (c)	938,670
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,333,352
		33,677,442
Kentucky: 1.5%
11,250,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	9,801,450
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 6.38%, 06/01/20 (c)	1,400,114
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	1,056,690
		12,258,254
Louisiana: 1.0%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 * §♦	1,657,500
	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB)
910,000	6.50%, 08/01/20 (c)	1,000,836
2,300,000	6.50%, 11/01/20 (c)	2,462,219
1,700,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c) 144A	1,746,784
Principal Amount		Value

Louisiana: (continued)
$1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.38%, 05/15/17 (c)	$1,033,935
		7,901,274
Maine: 0.7%
	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB)
1,165,000	6.00%, 07/01/21 (c)	1,248,204
1,000,000	6.75%, 07/01/21 (c)	1,078,450
1,050,000	6.95%, 07/01/21 (c)	1,145,351
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/06/13 (c)	2,007,660
		5,479,665
Maryland: 0.8%
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	2,187,933
3,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,805,210
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c)♦	1,197,100
		6,190,243
Massachusetts: 0.5%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	2,793,930
1,000,000	Massachusetts Port Authority, Delta Air Lines, Inc. Project, Series A (RB) (AMBAC) 5.00%, 12/06/13 (c)	921,810
		3,715,740
Michigan: 2.4%
1,000,000	Detroit, Michigan, Series A-1 (GO) 5.00%, 04/01/16♦	320,000
	Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB)
3,250,000	4.75%, 07/01/23 (c)	2,831,497
990,000	7.38%, 07/01/20 (c)	1,064,240
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
2,510,000	5.25%, 07/01/15 (c)	2,338,266
1,000,000	5.75%, 07/01/15 (c)	1,002,260
3,450,000	6.00%, 07/01/15 (c)	3,428,989
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,389,720

See Notes to Financial Statements

17

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Michigan: (continued)
	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB)
$1,350,000	7.38%, 10/01/20	$1,436,926
1,000,000	8.00%, 10/01/19 (c)	1,062,950
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
890,000	5.13%, 06/01/17 (c)	750,537
4,000,000	6.88%, 06/01/18 (c)	3,641,880
		19,267,265
Minnesota: 1.4%
3,500,000	Saint Paul Housing & Redevelopment Authority (RB) 5.00%, 05/01/23 (c)	3,089,940
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	489,845
500,000	6.00%, 08/01/17 (c)	478,860
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	2,549,050
	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,150,676
2,500,000	6.00%, 05/01/19 (c)	2,482,125
		11,240,496
Missouri: 1.1%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	927,920
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
2,675,000	6.25%, 01/01/14 (c)	2,695,437
3,500,000	6.50%, 01/01/14 (c)	3,506,545
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
700,000	5.00%, 06/15/15 (c)	643,188
1,150,000	5.25%, 06/15/15 (c)	996,694
570,000	5.35%, 06/15/15 (c)	455,818
		9,225,602
Nebraska: 0.4%
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,327,059
Nevada: 0.1%
	City of North Las Vegas, Nevada (GO)
250,000	5.00%, 06/01/21 (c)	226,498
555,000	5.00%, 06/01/21 (c)	488,034
		714,532
Principal Amount		Value

New Jersey: 6.6%
$1,000,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	$876,420
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
4,285,000	4.88%, 09/15/19	4,147,923
1,150,000	5.25%, 08/20/22 (c)	1,055,827
2,215,000	5.50%, 12/06/13 (c)	2,023,225
4,085,000	5.75%, 09/15/22 (c)	3,959,590
9,140,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	9,159,742
5,300,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB) 6.25%, 07/01/21 (c)	5,286,962
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,020,000
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
14,005,000	5.00%, 06/01/17 (c)	11,396,429
5,550,000	5.00%, 06/01/17 (c)	4,022,806
7,035,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	6,576,318
3,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	3,276,550
		53,801,792
New Mexico: 1.5%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,321,034
3,000,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,646,330
8,000,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	6,456,160
		12,423,524
New York: 7.1%
4,510,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	4,624,148
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB) 6.75%, 06/01/15 (c)	1,011,650
4,465,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	3,907,321

See Notes to Financial Statements

18

Principal Amount		Value

New York: (continued)
$1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB)
	5.00%, 02/15/17 (c)	$1,004,720
500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB)
	6.70%, 01/01/18 (c)	272,315
2,060,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB)
	8.00%, 08/01/16 (c)♦	2,248,593
	New York City Industrial Development Agency, British Airways Plc Project (RB)
6,350,000	5.25%, 12/06/13 (c)	5,819,711
5,000,000	7.63%, 12/06/13 (c)	5,068,450
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company, LLC Project (RB)
	5.88%, 10/01/17 (c)♦	780,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB)
	5.00%, 12/01/16 (c)	1,846,260
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,627,890
790,000	5.00%, 01/01/17 (c)	671,034
815,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB)
	5.00%, 12/06/13 (c)	796,809
1,000,000	New York City Industrial Development Agency, Vaughn Collage of Aeronautics and Technology Project (RB)
	5.00%, 12/01/16 (c)	893,590
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB)
	7.63%, 12/06/13 (c)	1,250,025
	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB)
3,000,000	4.50%, 07/01/22 (c)	2,583,360
11,140,000	5.00%, 07/01/22 (c)	9,664,507
	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA)
1,295,000	4.75%, 06/01/16 (c)	1,151,359
3,360,000	5.00%, 06/01/16 (c)	2,774,352
1,000,000	Syracuse Industrial Development Agency (RB) (XLCA) 5.00%, 01/01/17 (c)	981,540
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,640,000	5.00%, 06/01/16 (c)	5,952,171
2,325,000	5.13%, 06/01/16 (c)	1,730,265

Principal Amount		Value

New York: (continued)
$1,500,000	Westchester, New York Tobacco Asset Securitization Corp. (RB)
	5.13%, 06/01/15 (c)	$1,274,475
		57,934,545
North Carolina: 0.7%
2,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB)
	5.75%, 08/01/15 (c)	1,763,120
850,000	North Carolina Albemarle Hospital Authority, Health Care Facilities (RB)
	5.25%, 10/01/17 (c)	764,031
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	219,500
820,000	5.00%, 03/01/22 (c)	740,517
1,330,000	5.00%, 03/01/22 (c)	1,182,769
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB)
	6.00%, 01/01/20 (c)	1,251,150
		5,921,087
Ohio: 4.8%
1,000,000	Buckeye Tobacco Settlement Financing Authority (RB)
	6.00%, 06/01/17 (c)	775,600
2,500,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed- Senior-Turbo, Series A-2 (RB)
	5.88%, 06/01/17 (c)	2,030,525
	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB)
1,035,000	5.38%, 12/06/13 (c)	967,228
1,000,000	5.70%, 12/06/13 (c)	981,880
1,750,000	County of Hamilton, Ohio The Christ Hospital Project (RB)
	5.00%, 06/01/22 (c)	1,660,767
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB)
	6.63%, 11/01/20 (c)	2,379,741
3,000,000	Franklin, Ohio, First Community Village Obligated Group (RB)
	5.63%, 07/01/20 (c)	2,462,010
3,920,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB)
	6.75%, 12/01/20 (c)	3,881,270
2,000,000	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
	5.00%, 02/15/23 (c)	1,600,380
1,830,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB)
	6.75%, 02/01/22 (c)	1,479,793
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB)
	5.75%, 04/01/15 (c)	3,582,163

See Notes to Financial Statements

19

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ohio: (continued)
$4,805,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB)
	6.25%, 09/01/20 (c)	$4,812,400
5,000,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB)
	5.60%, 12/06/13 (c)	4,803,400
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
2,000,000	5.75%, 12/01/22 (c)	1,943,540
6,000,000	6.00%, 12/01/22 (c)	5,838,900
		39,199,597
Oklahoma: 1.0%
1,500,000	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
	5.13%, 04/01/22 (c)	1,312,755
1,000,000	Oklahoma Development Finance Authority, Inverness Village Community (RB)
	6.00%, 01/01/22 (c)	978,290
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB)
	6.50%, 12/01/17 (c) §♦	2,250,342
3,500,000	Tulsa, Oklahoma Municipal Airport Trust, American Airlines, Inc., Series B (RB)
	5.50%, 06/01/23 (c)	3,195,640
		7,737,027
Oregon: 0.2%
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
650,000	6.13%, 09/01/20 (c) 144A	666,848
750,000	6.38%, 09/01/20 (c) 144A	771,390
		1,438,238
Pennsylvania: 1.6%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,067,500
1,000,000	6.75%, 12/01/21 (c)	1,029,340
1,000,000	6.88%, 11/01/19 (c)	1,017,360
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB)
	6.00%, 09/01/17 (c) §♦	3,154,158
2,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB)
	6.50%, 07/01/17 (c)	2,503,725
1,220,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB)
	5.13%, 12/01/15	1,225,063
2,000,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB)
	6.00%, 12/06/13 (c)	1,998,480
Principal Amount		Value

Pennsylvania: (continued)
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
$490,000	5.50%, 07/01/17 (c)	$445,180
800,000	5.63%, 07/01/22 (c)	677,616
		13,118,422
Puerto Rico: 3.9%
420,000	Commonwealth of Puerto Rico (GO)
	4.50%, 07/01/22 (c)	307,789
	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB)
1,740,000	5.25%, 07/01/22 (c)	1,279,509
700,000	5.75%, 07/01/22 (c)	551,061
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB)
	5.00%, 07/01/22 (c)	767,926
7,705,000	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
	6.00%, 07/01/22 (c)	5,908,117
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB)
	7.05%, 05/15/15 (c) ^	707,460
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB)
	5.50%, 07/01/23	800,970
3,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series B (RB)
	5.00%, 07/01/16 (c)	2,034,390
	Puerto Rico Commonwealth Public Improvement, Series A (GO)
300,000	5.00%, 07/01/22 (c)	213,288
3,850,000	5.50%, 07/01/22 (c)	2,820,356
	Puerto Rico Electric Power Authority, Series A (RB)
4,500,000	5.00%, 07/01/22 (c)	3,197,565
2,900,000	5.05%, 07/01/22 (c)	2,064,655
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	4.00%, 07/01/16	461,000
500,000	5.25%, 07/01/20 (c)	386,625
2,500,000	5.25%, 07/01/20 (c)	1,930,825
820,000	Puerto Rico Highway & Transportation Authority, Series N (RB) (NATL)
	5.25%, 07/01/33	659,739
1,470,000	Puerto Rico Public Buildings Authority, Government Facilities (RB) (COMWLTH GTD)
	5.25%, 07/01/14 (c)	1,083,096
9,115,000	Puerto Rico Public Buildings Authority, Government Facilities, Series U (RB) (COMWLTH GTD)
	5.25%, 07/01/22 (c)	6,546,575
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate, Series C (RB)
	5.50%, 08/01/20 (c)	69,059
		31,790,005

See Notes to Financial Statements

20

Principal Amount		Value
Rhode Island: 0.9%
$6,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB)
	8.38%, 01/01/21 (c)	$7,431,204
South Carolina: 1.9%
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
4,450,000	5.50%, 05/01/17 (c)	4,397,490
3,100,000	5.63%, 05/01/17 (c)	2,890,316
9,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB)
	5.25%, 11/01/16 (c)	8,233,378
		15,521,184
South Dakota: 0.8%
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
1,500,000	5.00%, 11/15/16 (c)	1,520,985
5,675,000	5.00%, 11/15/16 (c)	5,000,469
		6,521,454
Tennessee: 0.8%
	Shelby County, Tennessee Health, Educational and Housing Facility Board (RB)
2,000,000	5.25%, 12/01/22 (c)	1,752,660
2,500,000	5.38%, 12/01/22 (c)	2,189,700
3,000,000	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
	5.50%, 09/01/23 (c)	2,469,030
395,000	Sullivan County, Tennessee Health, Educational & Housing Facilities Board, Series C (RB)
	5.25%, 09/01/16 (c)	399,195
		6,810,585
Texas: 7.4%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier, Series A (RB) (XLCA)
	5.25%, 01/01/17 (c)	1,010,340
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB)
	5.95%, 05/15/18 (c) (p)	1,047,240
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB)
	6.25%, 01/01/21 (c)	2,295,049
725,000	Decatur, Texas Hospital Authority, Series A (RB)
	6.38%, 09/01/23 (c)	682,718
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB)
	4.88%, 10/01/22 (c)	940,780
Principal Amount		Value

Texas: (continued)
$1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB)
	5.13%, 01/01/23 (c)	$854,300
	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB)
705,000	5.00%, 08/15/16	746,334
1,000,000	5.00%, 08/15/17 (c)	1,000,610
2,000,000	Houston, Texas Airport System Revenue, Series E (RB)
	6.75%, 12/06/13 (c)	2,005,340
7,500,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB)
	6.50%, 07/15/21 (c)	7,535,100
3,000,000	Jefferson County Industrial Development Corp., Texas, Port of Beaumont Petroleum Transload Terminal, LLC Project (RB)
	8.25%, 07/01/22 (c) §	3,032,640
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
4,000,000	5.00%, 11/01/22 (c)	3,950,160
225,000	5.25%, 11/01/20 (c)	221,805
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB)
	6.50%, 12/06/13 (c)	2,002,320
3,060,000	Red River Authority of Texas, Celanese Project, Series B (RB)
	6.70%, 12/06/13 (c)	3,066,610
	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB)
1,080,000	7.00%, 12/01/21 (c)	1,050,019
1,000,000	7.25%, 12/01/21 (c)	951,630
500,000	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
	5.00%, 07/15/15 (c)	451,795
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB)
	8.00%, 07/01/22 (c)	10,054,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere
	Project, Series A (RB)
	6.00%, 11/15/16 (c)	1,527,735
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB)
	8.00%, 11/15/19 (c)	1,059,902
5,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
	7.00%, 06/30/20 (c)	5,465,000
475,000	Texas Transportation Commission, Series A (RB)
	5.00%, 08/15/22 (c)	465,187

See Notes to Financial Statements

21

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
$1,035,000	6.00%, 01/01/21 (c)	$1,005,710
3,885,000	7.00%, 01/01/21 (c)	3,845,179
3,500,000	7.13%, 01/01/21 (c)	3,394,510
380,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB)
	5.50%, 12/06/13 (c)	377,693
		60,039,706
Vermont: 0.6%
5,000,000	Burlington, Vermont Airport Revenue, Series A (RB)
	4.00%, 07/01/22 (c)	3,954,650
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB)
	5.40%, 05/01/22 (c)	1,003,552
		4,958,202
Virgin Islands: 0.3%
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB)
	4.25%, 10/01/16 (c)	833,084
800,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series A (RB) (ACA)
	5.00%, 10/01/14 (c)	783,288
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
	6.75%, 10/01/19 (c)	1,087,940
		2,704,312
Virginia: 3.3%
	Albermarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	544,058
2,500,000	5.00%, 01/01/23 (c)	2,171,125
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB)
	5.13%, 10/01/17 (c)	1,480,799
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
1,000,000	5.00%, 12/01/23 (c)	893,330
2,000,000	5.00%, 12/01/23 (c)	1,760,700
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,586,358
1,000,000	6.88%, 03/01/21 (c)	1,104,670
	Hanover County, Virginia Economic Development Authority, Series A (RB)
1,500,000	5.00%, 07/01/22 (c)	1,227,390
1,500,000	5.00%, 07/01/22 (c)	1,205,925
Principal Amount		Value

Virginia: (continued)
$1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB)
	5.40%, 12/01/16 (c)	$817,680
9,050,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB)
	5.00%, 06/01/17 (c)	5,862,952
5,000,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
	6.00%, 07/01/22 (c)	5,194,350
2,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
	5.00%, 01/01/22 (c)	2,493,177
		26,342,514
Washington: 2.7%
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB)
	5.00%, 04/01/23 (c)	2,657,850
1,000,000	Washington Health Care Facilities Authority (RB)
	4.75%, 12/01/16 (c)	917,970
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB)
	6.25%, 07/01/19 (c)	823,073
4,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB)
	6.75%, 10/01/22 (c)	3,692,040
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
2,455,000	5.25%, 01/01/17	2,416,383
4,000,000	5.63%, 01/01/17 (c)	3,676,680
8,800,000	5.63%, 01/01/17 (c)	7,674,568
		21,858,564
West Virginia: 2.5%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB)
	5.63%, 03/01/16 (c)	2,518,400
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB)
	7.75%, 10/01/22 (c)	4,599,642
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB)
	9.13%, 10/01/21 (c)	2,389,700
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
1,500,000	6.50%, 10/01/18 (c)	1,500,510
3,000,000	6.50%, 10/01/18 (c)	2,906,400
6,505,000	6.75%, 10/01/18 (c)	6,405,864
		20,320,516

See Notes to Financial Statements

22

Principal Amount		Value
Wisconsin: 1.4%
$5,880,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB)
	5.00%, 07/01/22 (c)	$5,130,182
1,500,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB)
	5.13%, 08/15/16 (c)	1,500,075
4,000,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB)
	8.25%, 06/01/21 (c)	4,437,000
		11,067,257
Total Municipal Bonds
(Cost: $835,832,388)		792,839,678

Number of Shares
MONEY MARKET FUND: 0.4%
(Cost: $2,739,950)
2,739,950	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	2,739,950
Total Investments: 98.1%
(Cost: $838,572,338)		795,579,628
Other assets less liabilities: 1.9%		15,774,665
NET ASSETS: 100.0%		$811,354,293

See Notes to Financial Statements

23

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.
*	Non-income producing
§	Illiquid Security - the aggregate value of illiquid securities is $10,973,415 which represents 1.4% of net assets.
♦	Security in default

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	3.2%	$24,998,067
Development	13.9	110,836,648
Education	3.7	29,135,595
Facilities	3.5	27,947,263
General Obligation	10.1	80,056,073
Higher Education	4.6	36,539,323
Housing	0.4	3,000,867
Medical	24.4	194,057,647
Nursing Homes	14.7	116,713,209
Pollution	5.4	42,953,637
Power	1.3	10,386,628
Single Family Housing	0.6	5,021,900
Tobacco Settlement	7.0	55,959,577
Transportation	5.0	40,044,099
Water	1.9	15,189,145
Money Market Fund	0.3	2,739,950
	100.0%	$795,579,628

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$792,839,678	$–	$792,839,678
Money Market Fund	2,739,950	—	–	2,739,950
Total	$2,739,950	$792,839,678	$–	$795,579,628

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

24

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.3%
$100,000	Alabama Federal & Highway Finance Authority, Federal Highway Grant Anticipation (RB)
	5.00%, 09/01/22 (c)	$111,779
	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB)
350,000	5.00%, 03/01/21	416,192
1,000,000	5.00%, 03/01/22	1,191,720
		1,719,691
Arizona: 2.4%
850,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP)
	5.00%, 06/01/22	976,947
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/18 (c)	281,103
500,000	Arizona State Certificates of Participation, Department of Administration, Series A (CP) (AGM)
	5.00%, 10/01/19	575,930
	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM)
430,000	3.00%, 10/01/18	453,912
500,000	5.00%, 04/01/20 (c)	552,045
	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB)
500,000	5.00%, 07/01/19 (c)	562,720
750,000	5.00%, 07/01/20 (c)	868,762
500,000	5.00%, 07/01/20 (c)	583,525
	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB)
350,000	5.00%, 07/01/19	414,508
500,000	5.00%, 07/01/21	596,965
1,200,000	5.00%, 07/01/21 (c)	1,380,732
680,000	5.00%, 07/01/21 (c)	790,554
	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB)
500,000	5.00%, 10/01/18 (c)	568,745
250,000	5.00%, 10/01/18 (c)	288,923
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System, Senior Lien (RB)
	5.50%, 07/01/18 (c)	293,815
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO)
	4.00%, 07/01/22 (c)	1,086,068
775,000	City of Phoenix, Arizona, Various Purpose, Series B (GO)
	4.00%, 07/01/22	861,133
5,000	Regional Transportation Authority of Pima County, Arizona (RB)
	5.00%, 06/01/21 (c)	5,673

Principal
Amount		Value

Arizona: (continued)
	Salt River Project Agricultural Improvement & Power District, Series A (RB)
$250,000	5.00%, 01/01/19 (c)	$276,098
1,000,000	5.00%, 12/01/21 (c)	1,161,870
1,000,000	5.00%, 12/01/21 (c)	1,110,600
155,000	Salt River Project Agricultural Improvement & Power District, Series B (RB)
	5.00%, 12/01/19	185,279
		13,875,907
Arkansas: 0.4%
1,850,000	State of Arkansas Federal Highway Grant Anticipation (GO)
	5.00%, 04/01/21	2,225,994
California: 11.9%
1,175,000	California Health Facilities Financing Authority
	5.00%, 03/01/23	1,325,071
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB)
	5.00%, 06/01/21	1,202,030
525,000	California Municipal Finance Authority, Community Hospital of Central California (RB)
	5.25%, 02/01/19 (c)	541,674
	California State Department of Veterans Affairs, Series A (RB)
1,000,000	3.25%, 12/01/20	1,011,350
595,000	3.50%, 06/01/21 (c)	561,656
100,000	3.88%, 06/01/21 (c)	95,040
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB)
	5.00%, 12/01/19 (c)	572,435
1,500,000	California State Department of Water Resources, Series N (RB)
	5.00%, 05/01/21	1,799,985
1,000,000	California State Economic Recovery Bonds, Series A (GO)
	5.00%, 07/01/16 (c)	1,105,670
200,000	California State Economic Recovery, Series A (GO)
	5.00%, 07/01/19 (c)	237,458
1,000,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB)
	5.00%, 10/01/22	1,223,500
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB)
	5.00%, 10/01/19 (c)	340,932
	California State Public Works Board, Various University of California Projects, Series G (RB)
300,000	5.00%, 12/01/19	361,494
1,370,000	5.00%, 12/01/21 (c)	1,663,564
505,000	5.00%, 12/01/21 (c)	613,211

See Notes to Financial Statements

25

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

California: (continued)
	California State Various Purpose (GO)
$515,000	3.50%, 02/01/22 (c)	$490,754
825,000	4.00%, 09/01/20	923,571
1,000,000	4.00%, 09/01/21	1,108,950
250,000	4.00%, 10/01/21	277,313
75,000	5.00%, 11/01/15	81,922
1,250,000	5.00%, 09/01/18 (c)	1,396,512
495,000	5.00%, 04/01/19 (c)	570,443
800,000	5.00%, 09/01/19	945,248
1,000,000	5.00%, 09/01/19	1,181,560
580,000	5.00%, 03/01/20 (c)	632,020
1,500,000	5.00%, 09/01/20	1,774,050
1,250,000	5.00%, 09/01/20	1,478,375
1,015,000	5.00%, 02/01/21	1,193,051
1,000,000	5.00%, 09/01/21	1,179,700
500,000	5.00%, 10/01/21	590,330
850,000	5.00%, 10/01/21	1,003,561
100,000	5.00%, 02/01/22 (c)	111,789
500,000	5.00%, 04/01/22 (c)	566,250
1,000,000	5.00%, 09/01/22 (c)	1,138,180
855,000	5.00%, 10/01/22	1,009,721
3,250,000	5.00%, 09/01/23 (c)	3,742,537
500,000	5.25%, 10/01/19 (c)	579,510
1,000,000	5.25%, 10/01/19 (c)	1,173,470
500,000	5.25%, 03/01/20 (c)	547,435
1,000,000	5.25%, 03/01/20 (c)	1,165,580
830,000	5.25%, 09/01/22	995,851
1,000,000	5.25%, 10/01/22	1,200,630
2,000,000	California Statewide Communities Development Authority, John Muhr Health, Series A
	5.00%, 07/01/29	2,101,260
600,000	California Water Resources Department Power Supply, Series L (RB)
	5.00%, 05/01/20 (c)	700,284
	City & County of San Francisco, California, Series R1 (GO)
2,000,000	5.00%, 06/15/20	2,404,100
550,000	5.00%, 12/15/21 (c)	637,670
925,000	City of Los Angeles, California, Series A (GO)
	5.00%, 09/01/19	1,106,540
1,000,000	City of Los Angeles, California, Series B (GO)
	5.00%, 09/01/21	1,203,360
1,000,000	Los Angeles Department of Water & Power, Series A (RB)
	5.00%, 07/01/21 (c)	1,196,260
250,000	Los Angeles International Airport, Department of Airports, Series A (RB)
	5.00%, 05/15/20 (c)	284,200
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB)
	5.13%, 08/15/18 (c)	277,943
	Los Angeles, California Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	851,954
255,000	5.00%, 07/01/19 (c)	295,119
1,000,000	Los Angeles, California Wastewater System, Series A (RB)
	5.75%, 06/01/19 (c)	1,169,180
Principal
Amount		Value

California: (continued)
$1,000,000	Metropolitan Water District of Southern California, Series C (RB)
	5.00%, 07/01/19	$1,198,690
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB)
	5.00%, 02/01/22	607,475
1,585,000	Palomar Pomerado Health, Series A (GO) (NATL)
	6.00%, 08/01/27 ^	818,335
	San Diego, California Water Authority, Series A (RB)
500,000	4.50%, 05/01/21 (c)	538,835
500,000	5.00%, 05/01/21 (c)	571,310
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO)
	4.75%, 06/15/19	1,179,570
500,000	San Francisco, California City & County Public Utilities Commission, Series A (RB)
	5.00%, 11/01/19 (c)	563,495
	San Francisco, California City & County Public Utilities Commission, Series B (RB)
500,000	4.00%, 11/01/19 (c)	523,865
500,000	4.00%, 11/01/19 (c)	529,190
	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB)
1,250,000	5.00%, 11/01/21 (c)	1,400,950
1,000,000	5.00%, 11/01/21 (c)	1,154,960
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB)
	5.00%, 03/01/21 (c)	1,098,130
	Santa Clara County Financing Authority, Series A (RB)
385,000	4.00%, 02/01/22 (c)	409,432
2,000,000	5.00%, 02/01/19	2,344,760
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB)
	5.25%, 01/01/20 (c)	1,101,930
500,000	Southern California Public Power Authority, Windy Point Project (RB)
	5.00%, 07/01/20 (c)	558,630
1,275,000	University of California, Series G (RB)
	5.00%, 05/15/22 (c)	1,455,298
500,000	University of California, Series Q
	5.00%, 05/15/17	562,075
1,175,000	Vernon City, California, Electric System Revenue, Series A
	5.13%, 08/01/19	1,272,795
		69,830,978
Colorado: 0.5%
	Denver, Colorado City & County School District No. 1, Series C
650,000	5.00%, 12/01/21	774,390
585,000	5.00%, 12/01/22	699,894
375,000	5.00%, 12/01/23	449,149

See Notes to Financial Statements

26

Principal
Amount		Value

Colorado: (continued)
$165,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW)
	5.00%, 12/01/22 (c)	$194,771
500,000	University of Colorado Enterprise System, Series A
	4.00%, 06/01/22	559,175
		2,677,379
Connecticut: 2.5%
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	1,084,550
	Connecticut State, Series B (GO)
5,000	5.00%, 05/15/21 (c)	5,849
1,000,000	5.00%, 04/15/22	1,186,730
405,000	5.00%, 04/15/22 (c)	468,289
2,500,000	5.00%, 03/01/26	2,857,975
	Connecticut State, Series C (GO)
500,000	5.00%, 11/01/18 (c)	565,300
145,000	5.00%, 12/01/19 (c)	169,846
1,000,000	5.00%, 06/01/22	1,187,560
300,000	5.75%, 11/01/18 (c)	352,227
300,000	5.75%, 11/01/18 (c)	355,983
	Connecticut State, Series D (GO)
290,000	5.00%, 12/01/17 (c)	329,086
1,100,000	5.00%, 11/01/20	1,309,495
1,000,000	Connecticut State, Series E (GO)
	5.00%, 09/15/22 (c)	1,151,210
480,000	Connecticut State, Series G (GO)
	5.00%, 10/15/22 (c)	559,320
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
500,000	5.00%, 12/01/20	595,190
440,000	5.00%, 01/01/23 (c)	507,694
1,900,000	University of Connecticut, Series A
	5.00%, 02/15/21	2,173,410
		14,859,714
District of Columbia: 0.5%
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB)
	5.00%, 06/01/20 (c)	966,994
	District of Columbia, Income Tax Secured Revenue, Series B (RB)
625,000	5.00%, 12/01/19 (c)	718,587
500,000	5.25%, 12/01/19 (c)	568,855
750,000	District of Columbia, Income Tax Secured Revenue, Series G (RB)
	5.00%, 12/01/21 (c)	838,560
		3,092,996
Florida: 5.7%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
340,000	4.50%, 06/01/20	375,975
1,000,000	5.00%, 06/01/21	1,133,110
750,000	City of Jacksonville, Florida, Better Jacksonville Sales Tax, Series A
	5.00%, 10/01/25	845,490
Principal
Amount		Value

Florida: (continued)
$500,000	County of Miami-Dade, Florida, Water & Sewer System Revenue, Series B (RB) (AGM)
	5.25%, 10/01/20	$589,130
1,035,000	Florida Department of Management Services, Series A (CP)
	5.00%, 08/01/18 (c)	1,168,536
	Florida State Board of Education, Public Education Capital Outlay, Series A (GO)
500,000	4.00%, 06/01/19 (c)	549,440
500,000	4.75%, 06/01/20 (c)	550,595
330,000	5.00%, 06/01/20	392,697
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO)
	5.00%, 06/01/20	1,189,990
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
1,170,000	3.00%, 06/01/21 (c)	1,175,511
1,000,000	4.00%, 06/01/21 (c)	1,031,640
570,000	4.00%, 06/01/22 (c)	590,936
1,500,000	5.00%, 06/01/19 (c)	1,718,250
	Florida State Board of Education, Public Education Capital Outlay, Series D (GO)
500,000	5.00%, 06/01/19 (c)	573,490
500,000	5.00%, 06/01/21 (c)	592,175
1,000,000	5.00%, 06/01/22	1,192,660
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO)
	5.00%, 06/01/21 (c)	855,825
	Florida State Department of Environmental Protection, Series A (RB) (AGO)
225,000	5.00%, 07/01/17 (c)	247,496
1,000,000	5.00%, 07/01/21	1,155,830
	Florida State Department of Environmental Protection, Series B (RB)
480,000	5.00%, 07/01/19	563,078
1,600,000	5.00%, 07/01/20	1,876,992
1,000,000	5.00%, 07/01/21	1,165,600
	Florida State Department of Transportation, Full Faith & Credit Right-of-Way, Series A (GO)
1,000,000	5.00%, 07/01/21 (c)	1,166,350
1,000,000	5.00%, 07/01/21 (c)	1,190,050
375,000	Florida State, Board of Education, Series A (GO)
	4.00%, 06/01/21	420,727
1,000,000	Florida State, Board of Education, Series C (GO)
	5.00%, 06/01/19 (c)	1,167,190
100,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO)
	5.00%, 07/01/21 (c)	116,183
350,000	Jacksonville, Florida Transportation Refunding, Series B (RB)
	5.00%, 10/01/22	403,749
1,500,000	Jacksonville, Florida, Series B (RB)
	5.00%, 10/01/21	1,753,395

See Notes to Financial Statements

27

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Florida: (continued)
$350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB)
	4.00%, 11/15/22 (c)	$327,681
510,000	Miami-Dade County, Florida Aviation, Series A (RB)
	4.88%, 10/01/20 (c)	552,672
	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC)
250,000	5.25%, 04/01/22	290,300
450,000	5.25%, 04/01/24	520,299
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC)
	5.00%, 08/01/18 (c)	566,030
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO)
	5.25%, 05/01/18 (c)	555,345
	Miami-Dade County, Florida Seaport General Obligation, Series C (GO)
1,000,000	5.00%, 10/01/21 (c)	1,102,780
500,000	5.00%, 10/01/21 (c)	555,035
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC)
	5.00%, 04/01/17 (c)	265,315
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM)
	5.00%, 10/01/20 (c)	540,225
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM)
	5.25%, 10/01/19	383,156
700,000	Orange County, Florida Tourist Development Tax Revenue (RB)
	5.00%, 10/01/22	799,281
200,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL)
	5.00%, 10/01/17 (c)	222,112
100,000	Orlando-Orange County Expressway Authority (RB)
	5.00%, 07/01/22	116,302
250,000	South Miami Health Facilities Authority, Baptist Health South Florida Group (RB)
	5.00%, 08/15/17 (c)	279,278
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
	4.00%, 06/01/21 (c)	541,030
		33,368,931
Georgia: 2.8%
505,000	Atlanta, Georgia Water & Wastewater Revenue, Series A (RB)
	6.00%, 11/01/19 (c)	602,743
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB)
	3.75%, 07/01/19 (c)	541,545
750,000	DeKalb County, Georgia Hospital Authority (RB)
	5.25%, 09/01/20	818,070
Principal
Amount		Value

Georgia: (continued)
$750,000	Fulton County, Georgia Development Authority, Series A (RB)
	5.00%, 10/01/22	$862,020
400,000	Fulton County, Georgia Development Authority, Series B (RB)
	4.50%, 03/15/19 (c)	416,404
850,000	Fulton County, Georgia Water and Sewerage Revenue (RB)
	5.00%, 01/01/21	1,001,215
1,000,000	Georgia State Road & Tollway Authority, Series A (RB)
	5.00%, 06/01/19 (c)	1,132,050
	Georgia State, Series B (GO)
500,000	5.00%, 01/01/19 (c)	577,630
500,000	5.00%, 01/01/19 (c)	589,220
	Georgia State, Series C (GO)
335,000	5.00%, 07/01/21 (c)	393,524
1,000,000	5.00%, 07/01/21 (c)	1,199,380
500,000	Georgia State, Series J (GO)
	4.50%, 11/01/21 (c)	584,230
	Gwinnett County, Georgia School District (GO)
655,000	5.00%, 02/01/24	796,146
500,000	5.00%, 02/01/25 (c)	598,480
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB)
	4.00%, 08/01/19 (c)	835,506
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB)
	5.00%, 03/15/20	548,695
305,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB)
	3.00%, 07/01/22 (c)	287,362
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB)
	5.00%, 11/01/22	584,715
	Municipal Electric Authority of Georgia, Power Revenue, Series GG
2,495,000	5.00%, 01/01/23	2,902,658
1,000,000	5.00%, 01/01/23	1,145,250
		16,416,843
Hawaii: 1.4%
	City & County of Honolulu, Hawaii, Series B (GO)
650,000	5.00%, 12/01/20 (c)	740,714
500,000	5.00%, 12/01/20 (c)	573,575
350,000	5.00%, 08/01/21 (c)	412,286
500,000	Hawaii State, Series DK (GO)
	5.00%, 05/01/18 (c)	556,585
500,000	Hawaii State, Series DQ (GO)
	5.00%, 06/01/19 (c)	573,035
	Hawaii State, Series DZ (GO)
800,000	5.00%, 12/01/21 (c)	921,984
1,000,000	5.00%, 12/01/21 (c)	1,166,590
800,000	5.00%, 12/01/21 (c)	937,704
	Hawaii State, Series EA (GO)
1,500,000	5.00%, 12/01/21 (c)	1,776,165
350,000	5.00%, 12/01/21	419,538
		8,078,176

See Notes to Financial Statements

28

Principal
Amount		Value

Illinois: 3.5%
	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM)
$500,000	5.00%, 01/01/17 (c)	$543,555
500,000	5.00%, 01/01/17 (c)	549,180
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO)
	5.25%, 01/01/20 (c)	553,890
1,500,000	Chicago O’Hare International Airport, Senior Lien, Series B
	5.25%, 01/01/29	1,587,030
500,000	Chicago, Illinois Board of Education, Series F (GO)
	5.00%, 12/01/20	543,025
250,000	Chicago, Illinois Project & Refunding, Series C (GO)
	5.00%, 01/01/19 (c)	253,498
70,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307 (RB) (AMBAC)
	5.00%, 12/01/16 (c)	79,407
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO)
	5.00%, 06/01/16	269,953
	Chicago, Illinois, Series A (GO) (AGM)
500,000	5.00%, 01/01/20 (c)	491,455
500,000	5.00%, 01/01/20 (c)	502,335
475,000	5.00%, 01/01/20 (c)	476,216
1,000,000	5.00%, 01/01/20 (c)	1,002,030
500,000	City of Chicago, Series C (GO)
	4.00%, 01/01/22	487,675
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,000,000	5.00%, 11/01/19 (c)	1,057,690
1,035,000	5.00%, 12/01/21 (c)	1,122,861
1,105,000	5.00%, 12/01/21 (c)	1,216,572
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,350,000	5.25%, 06/01/20	1,495,111
1,300,000	5.38%, 06/01/21	1,431,794
450,000	5.50%, 06/01/21 (c)	486,684
	Illinois State (GO)
500,000	4.00%, 08/01/22 (c)	465,005
500,000	5.00%, 01/01/19	557,280
1,060,000	5.00%, 08/01/19	1,181,603
500,000	5.00%, 01/01/20 (c)	536,035
500,000	5.00%, 01/01/20	551,665
1,000,000	5.00%, 08/01/22	1,072,320
985,000	5.00%, 08/01/23	1,044,967
1,000,000	Illinois State, Series A (GO)
	4.00%, 01/01/22 (c)	989,380
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM)
	5.61%, 02/01/26 ^	224,238
		20,772,454
Principal
Amount		Value

Indiana: 0.9%
$500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB)
	2.63%, 08/01/22 (c)	$447,670
825,000	Indiana Finance Authority, Health System Revenue, Series C (RB)
	5.25%, 11/01/18 (c)	906,799
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB)
	5.00%, 05/01/22	941,610
1,000,000	Indiana Finance Authority, Series A (RB)
	5.00%, 02/01/22 (c)	1,177,730
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB)
	5.00%, 01/15/20 (c)	1,137,070
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB)
	5.00%, 06/01/21 (c)	559,370
		5,170,249
Iowa: 0.3%
1,600,000	Iowa Finance Authority (RB)
	5.00%, 08/01/19 (c)	1,876,032
Kansas: 0.4%
	Kansas Development Authority, Department of Commerce, Series K (RB)
1,500,000	4.00%, 12/01/19 (c)	1,541,505
250,000	5.00%, 12/01/19	289,273
260,000	Kansas Development Finance Authority, Department of Health and Environment, Series SRF-1 (RB)
	5.00%, 03/01/20 (c)	302,076
		2,132,854
Kentucky: 1.1%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB)
	5.63%, 08/15/18 (c)	1,688,623
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM)
	5.00%, 11/01/18 (c)	272,040
	Kentucky State Property & Buildings Commission, Project No. 90 (RB)
555,000	5.00%, 11/01/18 (c)	637,090
250,000	5.75%, 11/01/18 (c)	300,488
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO)
	5.25%, 02/01/19 (c)	554,140
500,000	Kentucky State Property & Buildings Commission, Project No. 99, Series A (RB)
	5.00%, 11/01/20 (c)	580,045
	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB)
550,000	5.00%, 07/01/19 (c)	634,942
600,000	5.00%, 07/01/22 (c)	683,982

See Notes to Financial Statements

29

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Kentucky: (continued)
$300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB)
	5.25%, 06/01/21 (c)	$320,643
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB)
	5.00%, 11/15/21 (c)	563,270
		6,235,263
Louisiana: 0.3%
	Louisiana State, Series A (GO)
250,000	5.00%, 05/15/20 (c)	293,510
1,000,000	5.00%, 08/01/22	1,202,960
500,000	Louisiana State, Series B (RB)
	5.00%, 05/01/20 (c)	550,510
		2,046,980
Maryland: 1.5%
1,000,000	Howard County, Maryland, Consolidated Public Improvement (GO)
	5.00%, 08/15/21 (c)	1,184,210
45,000	Maryland State & Local Facilities Loan, First Series B (GO)
	3.00%, 03/15/20 (c)	46,288
250,000	Maryland State & Local Facilities Loan, Second Series A (GO)
	5.00%, 08/15/17 (c)	282,703
	Maryland State & Local Facilities Loan, Second Series B (GO)
850,000	3.00%, 08/01/19 (c)	878,560
425,000	4.00%, 08/15/19 (c)	470,662
500,000	4.50%, 03/15/19 (c)	558,650
200,000	Maryland State & Local Facilities Loan, Second Series E (GO)
	5.00%, 08/01/18	237,138
	Maryland State Department of Transportation (RB)
500,000	4.00%, 05/15/19 (c)	544,155
2,000,000	4.00%, 02/15/21	2,235,120
250,000	Maryland State Department of Transportation, Second Issue (RB)
	5.00%, 09/01/18 (c)	277,738
	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement
1,000,000	3.00%, 06/01/21	1,039,900
750,000	4.13%, 06/01/18	821,707
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO)
	5.00%, 05/01/17 (c)	288,393
		8,865,224
Massachusetts: 1.9%
685,000	Commonwealth of Massachusetts, Consolidated Loan, Series A (GO)
	5.00%, 04/01/21 (c)	806,183
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO)
	5.00%, 10/01/21 (c)	493,829
Principal
Amount		Value

Massachusetts: (continued)
$500,000	Massachusetts Bay Transportation Authority, Series A (RB)
	5.25%, 07/01/27	$594,920
1,000,000	Massachusetts Commonwealth, Series A (GO)
	5.00%, 04/01/21 (c)	1,106,700
1,300,000	Massachusetts Commonwealth, Series D (GO)
	4.25%, 10/01/21 (c)	1,369,550
	Massachusetts Commonwealth, Series E (GO)
1,150,000	4.00%, 12/01/19 (c)	1,256,099
1,150,000	4.00%, 12/01/19 (c)	1,266,357
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB)
	5.00%, 10/01/19 (c)	543,580
	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB)
370,000	4.50%, 01/01/19	405,013
370,000	5.15%, 01/01/20 (c)	388,914
500,000	5.50%, 01/01/20 (c)	552,880
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM)
	5.25%, 09/01/23	614,675
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC)
	4.50%, 08/15/17 (c)	520,765
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB)
	4.75%, 07/01/18 (c)	257,423
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB)
	5.00%, 12/15/19 (c)	692,220
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB)
	4.35%, 08/01/16 (c)	501,206
		11,370,314
Michigan: 1.3%
800,000	City of Detroit, Michigan Distributable State Aid (GO) (SAW)
	4.50%, 11/01/20 (c)	796,816
1,000,000	Detroit City School District, School Building and Site Improvement, Series A (GO) (Q-SBLF)
	5.00%, 05/01/22 (c)	1,009,640
	Michigan Finance Authority, Clean Water Revolving Fund (RB)
1,000,000	5.00%, 10/01/21 (c)	1,165,040
750,000	5.00%, 10/01/22	887,677
	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB)
1,000,000	4.63%, 10/01/17 (c)	1,068,200
770,000	5.00%, 10/01/21	915,191

See Notes to Financial Statements

30

Principal
Amount		Value

Michigan: (continued)
	Michigan State Building Authority, Series 1A (RB)
$250,000	4.52%, 10/15/16 (c) ^	$201,203
250,000	4.61%, 10/15/16 (c) ^	214,108
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO)
	5.25%, 10/15/18 (c)	552,300
715,000	Wayne County, Michigan Airport Authority
	5.00%, 12/01/17	773,122
		7,583,297
Minnesota: 0.7%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO)
	5.50%, 02/15/20 (c)	838,320
1,185,000	Minnesota Public Facilities Authority, Series C (RB)
	3.25%, 03/01/20 (c)	1,224,709
1,400,000	Minnesota State, General Fund Appropriation, Series B
	5.00%, 03/01/23	1,652,238
500,000	Minnesota State, Various Purpose Refunding, Series F (GO)
	4.00%, 08/01/19	569,660
		4,284,927
Missouri: 1.3%
1,220,000	City of Kansas City, Missouri, Series A (GO)
	5.00%, 02/01/22 (c)	1,439,807
505,000	Kansas City, Missouri Industrial Development Authority (RB)
	5.50%, 09/01/21 (c)	553,642
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC)
	5.00%, 12/01/18 (c)	1,716,000
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL)
	5.00%, 01/01/16 (c)	508,960
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	694,460
1,200,000	2.50%, 10/01/20 (c)	1,078,344
1,250,000	4.00%, 10/01/19 (c)	1,390,787
		7,382,000
Nebraska: 0.2%
1,000,000	Douglas County, Nebraska School District (GO)
	4.00%, 04/01/20 (c)	1,101,330
Nevada: 0.5%
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM)
	5.00%, 07/01/19 (c)	574,564
500,000	Clark County, Nevada Airport System, Senior, Series D (RB)
	5.00%, 01/01/20 (c)	552,550
	Clark County, Nevada School District, Series A (GO)
500,000	5.00%, 06/15/17 (c)	550,900
500,000	5.00%, 06/15/18 (c)	561,525
Principal
Amount		Value

Nevada: (continued)
$500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO)
	4.00%, 12/01/19 (c)	$548,505
		2,788,044
New Hampshire: 0.4%
	New Hampshire State, Series A (GO)
450,000	5.00%, 07/01/20 (c)	520,060
750,000	5.00%, 07/01/20 (c)	875,797
1,000,000	5.00%, 07/01/20 (c)	1,181,270
		2,577,127
New Jersey: 4.2%
	County of Union, New Jersey, Series B
270,000	3.00%, 03/01/21	283,036
1,000,000	3.00%, 03/01/22	1,040,390
650,000	3.00%, 03/01/22	664,917
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
	5.00%, 06/15/22	2,190,160
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG
2,000,000	5.00%, 09/01/21	2,292,240
1,000,000	5.25%, 03/01/21 (c)	1,097,230
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
1,000,000	5.00%, 03/01/21	1,156,160
1,000,000	5.00%, 03/01/22	1,154,250
	New Jersey Economic Development Authority, School Facilities Construction, Series EE
500,000	5.00%, 09/01/20	579,295
500,000	5.25%, 03/01/21 (c)	569,915
575,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
	5.00%, 03/01/22	663,694
	New Jersey Environmental Infrastructure, Series A (RB)
975,000	5.25%, 09/01/18 (c)	1,160,464
25,000	5.25%, 09/01/18 (c)	29,898
75,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
	4.63%, 07/01/21 (c)	79,329
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
500,000	5.00%, 07/01/22 (c)	538,145
500,000	5.00%, 07/01/22 (c)	557,940
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB)
	5.00%, 09/01/19 (c)	554,445
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB)
	5.25%, 12/15/20	589,770
1,495,000	New Jersey State Transportation Trust Fund Authority, Series D (RB)
	5.00%, 12/15/23	1,720,267

See Notes to Financial Statements

31

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New Jersey: (continued)
	New Jersey State Turnpike Authority, Series B (RB)
$450,000	5.00%, 01/01/20	$522,999
1,000,000	5.00%, 01/01/23 (c)	1,115,760
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (c)	341,820
	New Jersey State Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	527,575
500,000	5.00%, 06/01/19 (c)	595,570
500,000	5.00%, 06/01/19 (c)	572,750
1,000,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	1,194,140
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 06/15/16	577,751
	New Jersey Transportation Trust Fund Authority, Series D (RB)
250,000	5.00%, 12/15/18	290,750
660,000	5.00%, 12/15/24	753,733
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	935,634
100,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	93,480
		24,443,507
New Mexico: 0.5%
	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW)
1,500,000	5.00%, 08/01/19 (c)	1,757,880
500,000	5.00%, 08/01/19 (c)	590,445
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	310,554
190,000	New Mexico Finance Authority, Series C (RB) (NATL) 5.25%, 06/15/17 (c)	216,100
		2,874,979
New York: 19.1%
1,275,000	City of New York, New York, Series B (GO) 5.00%, 08/01/20	1,509,689
1,000,000	City of New York, New York, Series I (GO) 5.00%, 08/01/22	1,178,790
1,000,000	City of New York, Series B 5.00%, 08/01/22	1,148,550
	City of New York, Series F-1
5,000	5.00%, 09/01/15	5,378
245,000	5.00%, 09/01/15	265,908
500,000	County of Nassau, New York (GO) 4.00%, 04/01/21 (c)	496,200
	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
500,000	5.00%, 05/01/21 (c)	564,835
500,000	5.25%, 05/01/19 (c)	561,655
Principal
Amount		Value

New York: (continued)
$250,000	5.75%, 05/01/18 (c)	$286,470
	Long Island Power Authority, Electric System, Series A (RB)
360,000	5.00%, 04/01/19	408,352
1,000,000	5.00%, 05/01/20	1,130,980
500,000	5.25%, 04/01/19 (c)	556,265
	Long Island Power Authority, Electric System, Series B (RB)
3,260,000	5.00%, 09/01/22 (c)	3,495,144
500,000	5.25%, 04/01/19	575,110
500,000	Metropolitan Transportation Authority, Series A (RB) 3.00%, 11/15/22 (c)	442,475
600,000	Metropolitan Transportation Authority, Series B (RB) 3.00%, 11/15/22 (c)	553,176
	Metropolitan Transportation Authority, Series D (RB)
1,285,000	5.00%, 11/15/20	1,506,226
285,000	5.00%, 11/15/21	332,025
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	789,162
1,280,000	5.00%, 11/15/22 (c)	1,394,406
1,000,000	5.00%, 11/15/22	1,157,990
100,000	Metropolitan Transportation Authority, Series H 4.00%, 11/15/21	109,326
2,000,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/20	2,303,160
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	886,992
	Nassau County, New York Interim Finance Authority, Series A (RB)
475,000	4.50%, 05/15/19 (c)	512,297
1,000,000	5.00%, 05/15/19 (c)	1,166,510
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (c)	288,650
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
600,000	5.00%, 01/15/17 (c)	669,432
500,000	5.00%, 01/15/18 (c)	555,575
500,000	5.00%, 07/15/20	587,370
1,060,000	5.00%, 07/15/21 (c)	1,234,730
1,000,000	5.00%, 07/15/22	1,172,060
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	514,335
275,000	New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (c)	312,045

See Notes to Financial Statements

32

Principal
Amount		Value

New York: (continued)
$700,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB) 5.00%, 11/01/21	$834,393
450,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series D-1 (RB) 5.25%, 02/01/21 (c)	534,411
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
1,000,000	5.00%, 11/01/20	1,194,760
725,000	5.00%, 11/01/21 (c)	835,664
1,500,000	5.00%, 11/01/21 (c)	1,686,750
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 02/01/21 (c)	1,143,210
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C-1 5.00%, 11/01/25	2,302,900
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
500,000	5.00%, 05/01/20 (c)	576,060
1,000,000	5.00%, 05/01/20 (c)	1,132,880
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	505,746
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 05/01/21	594,275
	New York City Transitional Finance Authority, Future Tax Secured, Series C
270,000	5.00%, 05/01/17	304,854
130,000	5.00%, 05/01/17	149,622
335,000	5.00%, 05/01/17	371,214
165,000	5.00%, 05/01/17	189,905
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	577,595
	New York City, Series B (GO)
250,000	5.00%, 08/01/17	288,798
900,000	5.00%, 08/01/19	1,061,181
550,000	5.00%, 08/01/21 (c)	641,553
	New York City, Series C (GO)
250,000	5.00%, 08/01/19 (c)	286,088
870,000	5.00%, 08/01/19	1,025,808
250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (c)	286,628
	New York City, Series E (GO)
500,000	5.00%, 08/01/19 (c)	558,765
1,000,000	5.00%, 08/01/19 (c)	1,120,910
500,000	5.00%, 08/01/20 (c)	555,425
	New York City, Series G (GO)
375,000	5.00%, 08/01/17 (c)	423,855
985,000	5.00%, 08/01/17 (c)	1,120,270
Principal
Amount		Value

New York: (continued)
	New York City, Series I
$3,100,000	5.00%, 08/01/22	$3,654,249
1,000,000	5.00%, 08/01/22 (c)	1,148,550
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (c)	277,630
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (c)	569,695
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (c)	567,970
800,000	New York City, Sub Series G-1 (GO) 5.00%, 04/01/22	941,472
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (c)	553,895
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (c)	559,805
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	509,931
1,000,000	New York State Brodge Authority (RB) 4.00%, 01/01/21	1,116,440
250,000	New York State Dormitory Authority, Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) (SAW) 5.25%, 10/01/17	288,828
740,000	New York State Dormitory Authority, School Districts Revenue, Series F (RB) (AGM) (SAW) 5.00%, 10/01/19	863,513
	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB)
375,000	5.00%, 07/01/18	435,817
500,000	5.00%, 07/01/19 (c)	553,565
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 12/15/17	582,990
500,000	5.00%, 03/15/18 (c)	570,875
750,000	5.00%, 03/15/21 (c)	876,975
950,000	5.00%, 12/15/22 (c)	1,066,622
2,000,000	5.00%, 12/15/22 (c)	2,353,380
775,000	5.00%, 12/15/22	923,622
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	5.00%, 02/15/18	585,600
4,000,000	5.00%, 03/15/21	4,751,240
500,000	5.00%, 03/15/21 (c)	569,845
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	585,600
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
500,000	5.00%, 06/15/16	558,155
500,000	5.00%, 06/15/18	589,655
1,250,000	5.00%, 02/15/20	1,482,325
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/21 (c)	1,856,156

See Notes to Financial Statements

33

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
$250,000	4.75%, 06/15/16 (c)	$267,930
100,000	5.00%, 06/15/18 (c)	110,960
750,000	5.00%, 06/15/22 (c)	895,072
1,000,000	5.00%, 06/15/22 (c)	1,175,640
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (c)	537,720
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	562,255
415,000	New York State Thruway Authority, Local Highway & Bridge Service (RB) 5.00%, 04/01/19	488,019
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC)
500,000	4.25%, 04/01/16 (c)	537,410
250,000	5.00%, 10/01/15 (c)	271,158
400,000	5.00%, 09/15/18 (c)	464,372
250,000	5.00%, 09/15/20 (c)	291,230
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
1,000,000	5.00%, 04/01/20 (c)	1,161,230
250,000	5.00%, 04/01/21 (c)	291,825
	New York State Thruway Authority, Series I (RB)
4,210,000	5.00%, 01/01/22 (c)	4,679,752
1,000,000	5.00%, 01/01/22 (c)	1,136,730
	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB)
500,000	5.00%, 09/15/20 (c)	549,535
250,000	5.00%, 03/15/21 (c)	288,685
1,000,000	5.00%, 03/15/21	1,187,810
500,000	5.25%, 03/15/19 (c)	574,255
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	609,715
	New York State Urban Development Corp., State Personal Income, Series A (RB)
700,000	4.00%, 03/15/21 (c)	744,002
1,000,000	4.00%, 03/15/21 (c)	1,073,790
	New York State Urban Development Corp., State Personal Income, Series C (RB)
500,000	3.00%, 12/15/16	535,970
500,000	5.00%, 12/15/17	582,990
1,900,000	New York State Urban Development Corp., State Personal Income, Series D 5.00%, 03/15/20	2,257,561
	New York State, Series A (GO)
500,000	3.50%, 02/15/21 (c)	531,700
1,050,000	4.00%, 02/15/21 (c)	1,092,336
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,037,160
800,000	4.00%, 12/15/21 (c)	835,488
Principal
Amount		Value

New York: (continued)
$500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	$483,075
1,000,000	Suffolk County, New York Public Improvement, Series A (GO) 4.00%, 05/15/19 (c)	992,760
	Suffolk County, New York Public Improvement, Series C (GO)
500,000	4.00%, 10/15/19 (c)	508,195
1,000,000	4.00%, 10/15/19	1,097,440
	Triborough Bridge & Tunnel Authority, Series A
1,000,000	5.00%, 11/15/19	1,189,560
800,000	5.00%, 05/15/23	936,072
455,000	5.00%, 01/01/22	518,263
	Triborough Bridge & Tunnel Authority, Series B
1,500,000	5.00%, 11/15/22	1,800,030
1,000,000	5.00%, 11/15/22	1,175,290
500,000	5.00%, 11/15/22	567,145
		112,409,318
North Carolina: 1.1%
730,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/21	840,610
1,555,000	North Carolina Eastern Municipal Power Agency, Series D (RB) 5.00%, 01/01/21	1,790,614
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,081,970
	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB)
500,000	4.50%, 05/01/20 (c)	528,205
500,000	5.00%, 05/01/20 (c)	583,570
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,728
1,000,000	North Carolina State, Department of State Treasurer, Great Anticipation Revenue (RB) 5.00%, 03/01/18	1,154,550
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	485,604
		6,488,851
Ohio: 1.9%
1,000,000	City of Columbus, Various Purpose, Series A (GO) 5.00%, 08/15/22 (c)	1,165,890
870,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	841,934
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	588,088

See Notes to Financial Statements

34

Principal
Amount		Value

Ohio: (continued)
	Ohio State Common Schools, Series A (GO)
$750,000	5.00%, 09/15/22	$901,485
1,175,000	5.00%, 09/15/23	1,414,336
1,750,000	Ohio State Common Schools, Series B (GO) 4.00%, 09/15/21 (c)	1,803,550
	Ohio State, Higher Education, Series A (GO)
450,000	4.00%, 08/01/18	510,313
1,480,000	5.00%, 02/01/20	1,758,270
500,000	Ohio State, Higher Education, Series C (GO) 4.25%, 08/01/22	562,855
250,000	Ohio State, Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	294,223
650,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	766,148
500,000	University of Akron, Series A 5.00%, 01/01/20	576,130
		11,183,222
Oklahoma: 0.1%
	Grand River Dam Authority, Series A (RB) (BHAC)
500,000	5.00%, 06/01/18 (c)	558,955
250,000	5.00%, 06/01/18 (c)	288,405
		847,360
Oregon: 1.2%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B 4.00%, 06/15/22	106,287
1,040,000	Deschutes County, Oregon, Administrative School District No. 1 (GO) (SBG) 4.00%, 06/15/21	1,164,322
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Series B (GO) (SBG) 4.26%, 06/15/22 ^	781,080
400,000	Metro, Oregon Series A 5.00%, 06/01/22	473,336
	Oregon Administrative Services, Oregon State Lottery, Series A (RB)
500,000	5.00%, 04/01/19 (c)	571,250
1,000,000	5.25%, 04/01/19 (c)	1,148,570
500,000	Oregon Community College District, Portland (GO) 5.00%, 06/15/19 (c)	565,050
500,000	Oregon State, Series F (GO) 5.00%, 05/01/23 (c)	587,460
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	274,148
Principal
Amount		Value

Oregon: (continued)
	Portland, Oregon Sewer System, Series A (RB)
$475,000	4.25%, 03/01/20 (c)	$510,079
575,000	5.00%, 03/01/20 (c)	636,565
		6,818,147
Pennsylvania: 3.1%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	558,670
500,000	Commonwealth of Pennsylvania, First Refunding Series (GO) 4.00%, 07/01/23	554,010
	Commonwealth of Pennsylvania, First Series (GO)
500,000	5.00%, 02/15/19	592,375
1,000,000	5.00%, 11/15/19	1,196,530
920,000	5.00%, 06/01/21	1,098,057
2,000,000	5.00%, 11/15/21 (c)	2,363,220
1,250,000	5.00%, 06/01/22 (c)	1,477,062
100,000	5.00%, 06/01/22	119,863
1,250,000	Commonwealth of Pennsylvania, Second Refunding Series (GO) 5.00%, 07/01/19	1,486,350
1,000,000	Commonwealth of Pennsylvania, Second Series B (GO) 5.00%, 05/01/18	1,176,120
850,000	Monroeville, Pennsylvania Finance Authority 5.00%, 02/15/26	926,602
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	268,680
500,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB) 5.00%, 01/01/19 (c)	576,830
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	511,525
1,000,000	Pennsylvania Industrial Development Athority (RB) 5.00%, 07/01/21	1,164,090
150,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (c)	155,528
	Philadelphia, Pennsylvania, Series A (GO) (AGM)
1,000,000	5.00%, 08/01/17 (c)	1,119,800
1,000,000	5.25%, 12/15/18 (c)	1,141,980
290,000	University of Pittsburgh, Series A 5.50%, 03/15/19	343,456
1,030,000	University of Pittsburgh, Series B 5.50%, 03/15/19	1,225,648
		18,056,396
Puerto Rico: 1.9%
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (RB)
400,000	5.00%, 07/01/19	328,684
1,725,000	5.00%, 07/01/22	1,349,329

See Notes to Financial Statements

35

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Puerto Rico: (continued)
	Puerto Rico Commonwealth, Public Improvement, Series A (GO)
$1,050,000	5.00%, 07/01/18 (c)	$804,132
1,205,000	5.00%, 07/01/20	984,196
1,000,000	5.00%, 07/01/21	796,660
500,000	5.50%, 07/01/21 (c)	471,540
500,000	Puerto Rico Electric Power Authority, Series AAA (RB) 5.25%, 07/01/20 (c)	401,840
	Puerto Rico Electric Power Authority, Series TT (RB)
300,000	5.00%, 07/01/17 (c)	238,425
500,000	5.00%, 07/01/17	446,075
500,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.25%, 07/01/24	442,570
425,000	Puerto Rico Electric Power Authority, Series WW (RB) 5.50%, 07/01/18 (c)	352,971
	Puerto Rico Electric Power Authority, Series ZZ (RB)
500,000	5.00%, 07/01/16	461,000
1,390,000	5.25%, 07/01/20 (c)	1,039,303
35,000	5.25%, 07/01/20 (c)	28,129
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	407,240
	Puerto Rico Municipal Finance Agency, Series A (RB) (AGM)
250,000	5.00%, 08/01/15 (c)	240,393
300,000	5.25%, 08/01/15 (c)	230,922
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	452,775
1,400,000	Puerto Rico Sales Tax Financing Corp., Series C (RB) 5.00%, 08/01/21	1,396,346
500,000	University of Puerto Rico, Series P 5.00%, 06/01/16	478,155
		11,350,685
Rhode Island: 0.8%
	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO)
955,000	5.25%, 06/15/19 (c)	1,092,205
370,000	5.25%, 06/15/19	429,255
2,500,000	Rhode Island Health & Educational Building Corp. (RB) 5.00%, 09/01/21	3,002,425
		4,523,885
South Carolina: 1.6%
1,000,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	1,174,510
Principal
Amount		Value

South Carolina: (continued)
	Richland County, South Carolina School District No. 1, Series A (GO)
$500,000	4.00%, 09/01/21 (c)	$521,485
1,305,000	4.00%, 09/01/21 (c)	1,429,654
500,000	5.00%, 09/01/21 (c)	574,500
975,000	South Carolina Jobs-Economic Development Authority (RB) 3.75%, 11/01/22 (c)	911,430
	South Carolina State Economic Development, Series A (GO)
625,000	2.00%, 04/01/20 (c)	591,369
1,000,000	4.00%, 04/01/20 (c)	1,112,670
500,000	South Carolina State Public Service Authority, Series A (RB) 5.38%, 01/01/19 (c)	542,620
	South Carolina State Public Service Authority, Series B (RB)
1,100,000	4.00%, 12/01/21	1,215,687
650,000	5.00%, 12/01/21	769,151
250,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/20	296,510
		9,139,586
Tennessee: 1.8%
	Memphis, Tennessee General Improvement Refunding (GO)
1,350,000	5.00%, 05/01/21 (c)	1,584,225
500,000	5.00%, 05/01/21	595,035
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 01/01/18 (c)	583,870
	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB)
500,000	5.00%, 07/01/20	590,635
1,750,000	5.00%, 07/01/21	2,062,392
1,950,000	5.00%, 07/01/22	2,302,306
1,000,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,163,030
	Tennessee Energy Acquisition Corp., Series A (RB)
500,000	5.25%, 09/01/17	551,920
250,000	5.25%, 09/01/23	269,890
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	693,123
100,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series C (RB) 5.00%, 05/01/20	118,505
		10,514,931
Texas: 8.3%
250,000	Bexar County, Texas North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	287,700

See Notes to Financial Statements

36

Principal
Amount		Value

Texas: (continued)
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
$650,000	5.00%, 11/15/21	$772,206
400,000	5.00%, 11/15/21	462,252
1,000,000	City of Fort Worth, Texas (GO) 5.00%, 03/01/22 (c)	1,185,100
	City of Houston, Texas, Series A (GO)
2,250,000	5.00%, 03/01/21	2,675,520
300,000	5.00%, 03/01/22	355,779
	City of San Antonio, Texas Electric & Gas Systems (RB)
1,000,000	5.00%, 02/01/22	1,188,340
1,000,000	5.00%, 02/01/23	1,195,950
1,000,000	5.00%, 08/01/22	1,158,530
500,000	5.25%, 02/01/25	600,285
1,000,000	City of San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,138,200
1,000,000	Clear Creek Independent School District (GO) 5.00%, 02/15/22 (c)	1,180,120
1,000,000	County of Williamson, Texas 5.00%, 02/15/22	1,189,970
	Dallas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	117,922
1,100,000	5.00%, 02/15/21 (c)	1,304,424
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	292,795
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	579,440
500,000	Harris County, Texas Flood Control District, Series C (GO) 5.00%, 10/01/18 (c)	575,045
1,000,000	Harris County, Texas Permanent Improvement, Series A (GO) 5.00%, 10/01/20 (c)	1,116,610
750,000	Harris County, Texas Permanent Improvement, Series B (GO) 5.00%, 10/01/19	895,005
	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO)
500,000	5.00%, 10/01/20 (c)	573,355
1,980,000	5.00%, 10/01/24	2,326,302
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (c)	279,243
	Houston, Texas Public Improvement Refunding, Series A (GO)
500,000	5.00%, 03/01/19 (c)	549,090
1,000,000	5.00%, 03/01/19 (c)	1,136,640
2,000,000	5.00%, 03/01/21 (c)	2,309,440
425,000	Lewisville, Texas Independent School District (GO) 5.00%, 02/15/19 (c)	479,005
1,000,000	Lower Colorado River Authority 5.00%, 05/15/22	1,135,000
350,000	Lower Colorado River Authority, Series A (RB) 5.00%, 05/15/20 (c)	386,193
Principal
Amount		Value

Texas: (continued)
$350,000	Lower Colorado River Authority, Series B 5.00%, 05/15/27	$376,908
2,000,000	North Texas Municipal Water District (RB) 5.25%, 09/01/20	2,418,220
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	1,664,520
415,000	Port of Houston Authority of Harris County Texas, Series D-1 (GO) 5.00%, 10/01/20 (c)	477,296
300,000	San Antonio Public Facilities Corp. (RB) 3.00%, 09/15/22 (c)	259,191
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (c)	5,290
	San Antonio, Texas Electric & Gas Systems, Series A (RB)
750,000	5.25%, 02/01/19 (c)	855,007
500,000	5.25%, 02/01/19 (c)	573,985
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	583,705
1,025,000	San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,208,629
2,120,000	Tarrant County, Texas Cultural Education Facilities Finance Corporation 5.00%, 10/01/28	2,286,505
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB)
1,000,000	5.00%, 12/15/19	1,083,570
1,000,000	5.00%, 12/15/20	1,073,480
1,000,000	5.00%, 12/15/22	1,053,030
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB)
225,000	5.25%, 12/15/18	250,963
600,000	5.25%, 12/15/19	669,876
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	567,265
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (c)	282,538
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (c)	281,515
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	275,850
1,000,000	University of Houston, Series A 5.00%, 02/15/21	1,167,550
1,850,000	University of Texas, Revenue Financing System 5.00%, 08/15/22	2,236,742
	University of Texas, Revenue Financing System, Series A
500,000	5.00%, 02/15/20	575,640
650,000	5.00%, 02/15/22	752,375
500,000	5.25%, 08/15/18	572,940
		48,998,051

See Notes to Financial Statements

37

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Utah: 0.3%
	Utah State, Series A
$550,000	5.00%, 07/01/21	$659,659
500,000	5.00%, 07/01/21	586,205
500,000	5.00%, 07/01/21	580,540
250,000	Utah Transportation Authority Sales Tax Revenue, Series A 5.40%, 06/15/17 ^	182,463
		2,008,867
Virginia: 3.6%
1,000,000	City of Richmond, Virginia, Series A (GO) (SAW) 5.00%, 03/01/22	1,198,390
835,000	Commonwealth of Virginia, Series A 4.00%, 06/01/21	875,005
1,000,000	County of Henrico, Virginia (GO) 5.00%, 07/15/19	1,193,340
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,211,942
650,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/21	783,594
4,200,000	Virgina State Public School Authority, School Financing, Series A 5.00%, 08/01/22	5,034,120
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A
425,000	3.00%, 02/01/22	396,482
2,000,000	5.00%, 02/01/22	2,355,460
1,000,000	5.00%, 09/01/22	1,180,310
100,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B 5.00%, 02/01/22	117,773
	Virginia Commonwealth Transportation Board
500,000	4.00%, 05/15/21	509,115
150,000	5.25%, 05/15/21	175,341
	Virginia Commonwealth Transportation Board, Series A
750,000	5.00%, 03/15/20	884,242
1,000,000	5.00%, 09/15/21	1,186,020
250,000	Virginia Resources Authority Clean Water Revolving Fund 5.00%, 10/01/17	291,343
	Virginia State Public Building Authority, Public Facilities, Series B
200,000	5.00%, 08/01/19	227,716
250,000	5.00%, 08/01/19	282,355
1,850,000	Virginia State Public Building Authority, School Financing, Series A 5.00%, 08/01/22	2,225,476
230,000	Virginia State Public Building Authority, School Financing, Series B 5.00%, 08/01/19	267,364
		21,395,388
Principal
Amount		Value

Washington: 5.2%
$1,150,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22 (c)	$1,284,872
250,000	County of King, Washington (GO) 5.25%, 01/01/23	302,753
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	376,964
1,500,000	King County, Washington Renton School District No. 403 (GO) (SBG) 5.00%, 06/01/22 (c)	1,780,080
	King County, Washington Sewer Revenue & Refunding (RB)
2,000,000	5.00%, 07/01/20 (c)	2,316,700
1,025,000	5.00%, 01/01/23	1,187,124
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,552,109
1,730,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	2,065,499
	University of Washington General Revenue, Series A
500,000	5.00%, 04/01/21	561,715
1,000,000	5.00%, 04/01/21	1,112,940
1,000,000	Washingston State, Various Purpose, Series A 5.00%, 08/01/22	1,168,610
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F 5.00%, 09/01/22	1,167,480
1,300,000	Washington State, Motor Vehicle Fuel Tax, Series C 5.00%, 06/01/20	1,554,969
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series E 5.00%, 02/01/22	2,383,260
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series R 5.00%, 07/01/22	2,351,180
	Washington State, Various Purpose, Series A
855,000	4.00%, 07/01/22	952,128
500,000	5.00%, 01/01/19	572,590
1,000,000	5.00%, 07/01/22	1,195,180
1,000,000	5.00%, 07/01/21	1,180,040
300,000	5.00%, 08/01/21	352,233
1,000,000	5.00%, 01/01/21	1,131,330
1,675,000	Washington State, Various Purpose, Series D 5.00%, 02/01/26	1,925,982
	Washington State, Various Purpose, Series R-A
150,000	5.00%, 01/01/21	179,307
375,000	5.00%, 07/01/21	438,517

See Notes to Financial Statements

38

Principal
Amount		Value

Washington: (continued)
$500,000	Washington State, Various Purpose, Series R-B 5.00%, 07/01/20	$598,535
625,000	Washington State, Various Purpose, Series R-C 5.00%, 07/01/22	729,494
		30,421,591
West Virginia: 0.3%
	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A
225,000	5.13%, 09/01/19	237,420
500,000	5.50%, 09/01/14	508,745
875,000	West Virginia University Board of Governors, University Improvement, Series B 5.00%, 10/01/21	1,028,274
		1,774,439
Wisconsin: 1.0%
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System 5.25%, 08/15/16	267,633
700,000	Wisconsin State, General Annual Appropriation, Series A 5.00%, 05/01/19	822,577
	Wisconsin State, Series 2
350,000	5.00%, 05/01/21	418,390
1,300,000	5.00%, 11/01/21	1,560,065
	Wisconsin State, Series A
1,000,000	5.00%, 05/01/20	1,195,820
510,000	5.25%, 05/01/21	597,266
	Wisconsin State, Series C
750,000	4.00%, 05/01/21	778,522
250,000	5.00%, 05/01/18	286,208
25,000	Wisconsin State, Transportation, Series A 5.25%, 07/01/16	28,157
		5,954,638
Total Municipal Bonds (Cost: $580,977,467)		579,536,545

Number of
Shares
MONEY MARKET FUND: 0.1%
(Cost: $584,823)
584,823	Dreyfus Government Cash Management Fund – Class B Shares	584,823
Total Investments: 98.8%
(Cost: $581,562,290)		580,121,368
Other assets less liabilities: 1.2%		7,100,111
NET ASSETS: 100.0%		$587,221,479

See Notes to Financial Statements

39

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.2%	$6,803,581
Bond Bank	0.3	1,699,325
Development	1.1	6,547,283
Education	5.7	32,875,700
Facilities	4.1	23,984,861
General Obligation	43.2	250,301,705
Higher Education	8.4	48,822,725
Medical	3.2	18,743,708
Pollution	0.5	2,987,322
Power	7.3	42,188,679
School District	3.8	21,961,112
Single Family Housing	0.3	1,668,046
Student Loan	0.2	1,346,807
Tobacco Settlement	0.6	3,507,069
Transportation	10.7	62,128,794
Utilities	1.1	6,174,262
Water	8.2	47,795,566
Money Market Fund	0.1	584,823
	100.0%	$580,121,368

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$–	$579,536,545	$–	$579,536,545
Money Market Fund	584,823	–	–	584,823
Total	$584,823	$579,536,545	$–	$580,121,368

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

40

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.8%
Arizona: 2.4%
$1,000,000	Arizona Health Facilities Authority, Series A (RB)
	3.75%, 01/01/22 (c)	$815,700
250,000	Arizona Health Facilities Authority, Series D (RB)
	5.50%, 01/01/18 (c)	262,260
800,000	Arizona Sports & Tourism Authority, Series A (RB)
	5.00%, 07/01/22 (c)	830,696
20,000	Salt River Project Agricultural Improvement & Power District, Series A (RB)
	5.00%, 01/01/19 (c)	21,209
		1,929,865
California: 10.1%
430,000	Bay Area Toll Authority, Series S-2 (RB)
	5.00%, 10/01/20 (c)	434,984
250,000	California Health Facilities Financing Authority (RB)
	4.50%, 11/15/21 (c)	244,525
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB)
	4.75%, 09/01/20 (c)	511,075
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM)
	5.00%, 08/01/17 (c)	258,675
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP)
	5.00%, 07/01/18 (c)	258,578
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO)
	5.79%, 08/01/30 ^	109,558
500,000	Los Angeles Unified School District, California, Series D (GO)
	5.00%, 07/01/19 (c)	521,715
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO)
	5.00%, 08/01/17 (c)	261,950
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO)
	5.00%, 08/01/18 (c)	263,883
300,000	M-S-R Energy Authority, Series B (RB)
	7.00%, 11/01/34	378,804
500,000	M-S-R Energy Authority, Series C (RB)
	6.50%, 11/01/39	605,110
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL)
	5.00%, 06/01/17 (c)	264,290
	State of California, Various Purpose (GO)
500,000	3.38%, 09/01/22 (c)	443,830
500,000	3.50%, 09/01/22 (c)	444,215
125,000	3.50%, 09/01/22 (c)	108,365
500,000	5.00%, 09/01/21 (c)	531,200
1,000,000	5.00%, 04/01/22 (c)	1,024,080
500,000	5.50%, 11/01/19 (c)	531,655
375,000	5.75%, 04/01/19 (c)	419,542
Principal Amount		Value

California: (continued)
$250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM)
	5.00%, 08/01/16 (c)	$265,140
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM)
	6.38%, 09/01/28 ^	122,520
		8,003,694
Colorado: 3.3%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
	5.00%, 06/01/22 (c)	482,180
800,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB)
	5.00%, 01/01/20 (c)	813,504
425,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB)
	6.50%, 11/15/38	508,576
750,000	University of Colorado Hospital Authority, Series A (RB)
	5.00%, 11/15/22 (c)	768,052
		2,572,312
Connecticut: 0.6%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB)
	5.00%, 07/01/21 (c)	494,060
District of Columbia: 1.4%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB)
	5.00%, 10/01/21 (c)	504,200
600,000	District of Columbia, National Public Radio, Inc. Issue (RB)
	5.00%, 04/01/20 (c)	632,892
		1,137,092
Florida: 5.7%
500,000	Broward County, Florida, Water & Sewer Utility Revenue (RB)
	5.00%, 10/01/22 (c)	526,405
1,000,000	City of Tampa, Florida Health System, Series A (RB)
	5.00%, 05/15/22 (c)	1,020,860
500,000	Collier County, Florida, Industrial Development Authority (RB)
	6.25%, 04/01/21 (c)	550,925
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB)
	5.00%, 10/01/18 (c)	258,215
1,050,000	Miami-Dade County, Florida Transit System (RB)
	5.00%, 07/01/22 (c)	1,075,882
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO)
	5.00%, 07/01/18 (c)	266,193

See Notes to Financial Statements

41

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
$500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB)
	4.13%, 04/01/22 (c)	$449,675
350,000	Palm Beach County, Florida Public Improvement (RB)
	5.00%, 05/01/18 (c)	363,668
		4,511,823
Georgia: 3.9%
1,050,000	Chatham County, Georgia Hospital Authority, Memorial Health University Medical Center, Inc. Project, Series A (RB)
	5.00%, 01/01/22 (c)	1,104,484
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM)
	5.00%, 08/01/20 (c)	377,104
	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB)
500,000	5.25%, 02/15/15 (c)	508,930
325,000	5.50%, 02/15/20 (c)	330,311
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB)
	5.25%, 02/15/20 (c)	252,508
500,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB)
	5.00%, 10/01/21 (c)	503,220
		3,076,557
Hawaii: 0.8%
550,000	State of Hawaii, Department of Budget and Finance (RB)
	6.50%, 07/01/19 (c)	602,624
Illinois: 3.8%
	Illinois Finance Authority (RB)
500,000	4.00%, 08/15/22 (c)	447,945
1,000,000	4.00%, 06/01/22 (c)	788,430
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB)
	5.50%, 02/15/21 (c)	787,507
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB)
	5.75%, 11/15/17 (c)	258,693
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
	4.25%, 06/15/22 (c)	439,665
300,000	State of Illinois, Series A (GO)
	4.50%, 01/01/22 (c)	259,053
		2,981,293
Principal Amount		Value

Indiana: 2.7%
$750,000	Indiana Finance Authority, Community Health Network, Series A (RB)
	4.00%, 05/01/23 (c)	$646,380
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB)
	6.38%, 09/15/21 (c)	280,844
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
	5.50%, 08/15/20 (c)	443,230
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO)
	5.50%, 01/01/19 (c)	737,107
		2,107,561
Iowa: 0.6%
450,000	Iowa Finance Authority, State Revolving Fund Revenue (RB)
	5.00%, 08/01/21 (c)	494,752
Kansas: 0.3%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB)
	5.75%, 11/15/14 (c)	256,520
Louisiana: 0.5%
100,000	Lafayette, Louisiana Utilities Revenue (RB)
	4.75%, 11/01/20 (c)	102,570
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB)
	5.38%, 06/01/17 (c)	256,720
		359,290
Maryland: 0.7%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB)
	5.25%, 07/01/18 (c)	529,550
Massachusetts: 3.4%
525,000	Massachusetts Bay Transportation Authority, Series A (RB)
	4.00%, 07/01/22 (c)	486,601
775,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB)
	5.25%, 02/01/21 (c)	857,886
	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB)
300,000	5.00%, 10/15/21 (c)	321,927
500,000	5.00%, 10/15/21 (c)	523,675
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB)
	5.25%, 07/01/21 (c)	532,355
		2,722,444

See Notes to Financial Statements

42

Principal Amount		Value

Michigan: 0.8%
$500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB)
	5.00%, 07/01/21 (c)	$519,950
150,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB)
	5.00%, 12/01/21 (c)	152,283
		672,233
Missouri: 0.9%
	Missouri State Health & Educational Facilities, Series A (RB)
250,000	5.00%, 06/01/18 (c)	253,558
460,000	5.50%, 11/15/18 (c)	477,761
		731,319
Montana: 0.6%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB)
	4.75%, 01/01/20 (c)	503,420
Nebraska: 0.7%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
	5.25%, 09/01/22 (c)	514,180
Nevada: 1.7%
750,000	Las Vegas Valley, Nevada Water District, Series B (GO)
	4.00%, 06/01/22 (c)	664,642
700,000	Washoe County, Nevada Highway Revenue (RB)
	5.00%, 02/01/19 (c)	709,604
		1,374,246
New Jersey: 5.0%
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
1,205,000	4.83%, 12/15/30 ^	499,774
515,000	4.97%, 12/15/31 ^	199,691
830,000	5.43%, 12/15/37 ^	215,078
500,000	5.50%, 12/15/18 (c)	545,190
1,000,000	5.88%, 12/15/33 ^	329,310
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
500,000	5.00%, 06/15/21 (c)	512,050
750,000	5.25%, 06/15/21 (c)	784,890
500,000	New Jersey State Turnpike Authority, Series E (RB)
	5.25%, 01/01/19 (c)	525,500
350,000	New Jersey State Turnpike Authority, Series F (RB)
	5.00%, 01/01/23 (c)	365,936
		3,977,419
New York: 15.4%
500,000	City of Troy, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB)
	5.13%, 09/01/20 (c)	510,785
700,000	Long Island Power Authority, Electric System General Revenue, Series A (RB)
	5.00%, 09/01/22 (c)	708,421
Principal Amount		Value

New York: (continued)
$250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB)
	5.00%, 11/15/19 (c)	$260,955
470,000	Metropolitan Transportation Authority, Series B (RB)
	4.00%, 11/15/22 (c)	457,611
1,000,000	Metropolitan Transportation Authority, Series E (RB)
	3.50%, 11/15/22 (c)	847,650
350,000	Nassau County, New York General Improvement, Series A (GO)
	4.00%, 04/01/22 (c)	307,577
795,000	New York & New Jersey Port Authority, Series 163 (RB)
	4.25%, 07/15/20 (c)	758,311
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB)
	5.00%, 06/15/21 (c)	517,240
	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB)
1,000,000	5.00%, 06/15/20 (c)	1,074,370
500,000	5.00%, 06/15/20 (c)	532,960
300,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB)
	5.00%, 12/15/21 (c)	310,704
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB)
	4.50%, 06/15/18 (c)	511,470
780,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
	5.25%, 06/15/19 (c)	828,539
500,000	New York City Transitional Finance Authority, Future Tax Secured, Series D-1 (RB)
	5.13%, 02/01/21 (c)	530,825
	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB)
750,000	5.13%, 01/15/20 (c)	771,367
500,000	6.38%, 01/15/20 (c)	539,225
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB)
	5.00%, 12/15/21 (c)	516,120
460,000	New York State Dormitory Authority, Cornell University, Series A (RB)
	5.00%, 07/01/20 (c)	493,566
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
	5.00%, 03/15/21 (c)	519,620
550,000	New York State Thruway Authority (RB)
	5.00%, 01/01/22 (c)	561,786

See Notes to Financial Statements

43

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$600,000	Triborough Bridge & Tunnel Authority, Series A (RB)
	4.00%, 11/15/22 (c)	$595,422
		12,154,524
North Carolina: 4.4%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP)
	5.00%, 06/01/19 (c)	516,660
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP)
	5.00%, 06/01/19 (c)	255,105
545,000	Charlotte, North Carolina Water & Sewer System (RB)
	5.00%, 07/01/18 (c)	569,089
730,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB)
	5.25%, 01/15/21 (c)	747,060
	North Carolina Medical Care Commission, Series B (RB)
1,000,000	4.00%, 12/01/22 (c)	899,360
450,000	5.00%, 12/01/22 (c)	461,533
		3,448,807
Ohio: 3.8%
	Butler County, Ohio Hospital Facilities Revenue (RB)
400,000	5.25%, 04/01/21 (c)	419,984
850,000	5.50%, 11/01/20 (c)	861,798
1,000,000	Ohio Higer Educational Facility Commission (RB)
	5.00%, 01/01/22 (c)	1,019,390
700,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB)
	5.00%, 01/15/22 (c)	687,687
		2,988,859
Pennsylvania: 4.3%
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
420,000	4.00%, 06/01/22 (c)	354,220
250,000	5.00%, 06/01/22 (c)	243,683
325,000	Delaware River Port Authority, Series D (RB)
	5.00%, 01/01/20 (c)	331,880
750,000	Monroeville Finance Authority (RB)
	5.00%, 08/15/22 (c)	754,177
700,000	Pennsylvania State Turnpike Commission, Series D (RB)
	5.30%, 12/01/19 (c)	711,956
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO)
	5.00%, 06/01/19 (c)	252,653
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB)
	5.25%, 06/01/19 (c)	254,455
450,000	Westmoreland County, Municipal Authority (RB)
	5.00%, 08/15/23 (c)	465,808
		3,368,832
Principal Amount		Value

Puerto Rico: 6.5%
$1,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.75%, 07/01/21 (c)	$752,530
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO)
	5.50%, 07/01/22 (c)	549,420
1,000,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD)
	6.00%, 07/01/21 (c)	762,390
550,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB)
	5.00%, 08/01/21 (c)	474,540
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Senior Series C (RB)
	5.00%, 08/01/21 (c)	843,560
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,250,000	5.25%, 08/01/20 (c)	981,175
1,000,000	5.38%, 08/01/20 (c)	807,070
		5,170,685
South Carolina: 1.6%
	South Carolina State Public Service Authority (RB)
75,000	5.00%, 12/01/21 (c)	77,873
750,000	5.00%, 01/01/20 (c)	763,867
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB)
	3.63%, 10/01/22 (c)	422,475
		1,264,215
Tennessee: 0.5%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB)
	5.00%, 11/15/19 (c)	429,841
Texas: 3.4%
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB)
	5.25%, 12/01/18 (c)	262,570
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB)
	5.00%, 11/15/21 (c)	651,412
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB)
	5.00%, 05/15/20 (c)	528,470
500,000	Houston, Texas Public Improvement Refunding, Series A (GO)
	5.38%, 03/01/18 (c)	532,935
	North Texas Tollway Authority, Series D (RB)
300,000	5.00%, 09/01/21 (c)	323,937
500,000	6.90%, 01/01/36 ^	151,910
250,000	Prosper, Texas Independent School District, School Building (GO)
	5.00%, 02/15/17 (c)	257,983
		2,709,217

See Notes to Financial Statements

44

Principal Amount		Value

Virginia: 2.6%
$750,000	Virginia College Building Authority, Liberty University Projects (RB)
	5.00%, 03/01/20 (c)	$786,367
750,000	Virginia Commonwealth University Health System Authority (RB)
	4.75%, 07/01/21 (c)	745,380
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB)
	5.00%, 05/01/20 (c)	507,185
		2,038,932
Washington: 5.4%
450,000	County of Pierce, Washington Sewer Revenue (RB)
	4.00%, 08/01/22 (c)	441,009
	King County, Washington Sewer Revenue (RB)
500,000	5.00%, 07/01/20 (c)	513,920
825,000	5.00%, 01/01/22 (c)	842,680
500,000	Snohomish County, Washington Limited Tax, Series A (GO)
	4.00%, 06/01/20 (c)	474,350
800,000	State of Washington (GO)
	3.00%, 07/01/23 (c)	680,992
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB)
	5.00%, 04/01/21 (c)	745,843
585,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB)
	5.00%, 04/01/20 (c)	593,295
		4,292,089
Total Municipal Bonds
(Cost: $80,115,460)		77,418,255

Number of
Shares
MONEY MARKET FUND: 0.7%
(Cost: $589,070)
589,070	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	589,070
Total Investments: 98.5%
(Cost: $80,704,530)		78,007,325
Other assets less liabilities: 1.5%		1,150,893
NET ASSETS: 100.0%		$79,158,218

See Notes to Financial Statements

45

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Bond Bank	0.9%	$737,107
Development	3.4	2,684,598
Education	1.1	845,602
Facilities	7.8	6,051,458
General Obligation	16.3	12,754,865
Higher Education	6.2	4,861,261
Medical	27.4	21,367,247
Nursing Homes	2.1	1,619,586
Power	3.2	2,477,411
School District	1.2	902,218
Transportation	16.5	12,878,061
Utilities	3.3	2,587,993
Water	9.8	7,650,848
Money Market Fund	0.8	589,070
	100.0%	$78,007,325

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$–	$77,418,255	$–	$77,418,255
Money Market Fund	589,070	–	–	589,070
Total	$589,070	$77,418,255	$–	$78,007,325

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

46

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 97.6%
Arizona: 0.4%
$125,000	Maricopa County, Arizona Peoria Unified School District No.11 (GO) 5.00%, 07/01/15 (c)	$134,630
California: 5.3%
350,000	Clovis California Unified School District, Election 2004-Series A (GO) 3.95%, 08/01/19 ^	317,236
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	445,600
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC) 5.00%, 07/01/15 (c)	269,390
460,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	530,233
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (c)	262,763
		1,825,222
Colorado: 15.9%
445,000	City & County of Denver, Colorado (GO) 5.00%, 08/01/16 (c)	500,051
2,000,000	Colorado Department of Corrections (CP) (AMBAC) 5.00%, 03/01/16 (c)	2,211,940
975,000	Colorado Department of Transportation (RB) 5.00%, 12/15/14 (c)	1,026,353
500,000	Colorado Water Resources & Power Development Authority (RB) (NATL) 5.00%, 09/01/14 (c)	519,665
500,000	Garfield Pitkin & Eagle Counties School District No Re-1 Roaring Fork (GO) (AGM) (SAW) 5.00%, 12/15/14 (c)	526,335
680,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW) 5.00%, 12/15/14 (c)	716,210
		5,500,554
Florida: 1.6%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) 5.00%, 08/01/16	308,217
200,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	242,838
		551,055
Georgia: 1.8%
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (c)	257,925
300,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	350,514
		608,439
Principal
Amount		Value

Hawaii: 1.6%
$500,000	State of Hawaii (GO) (AGM) 5.00%, 03/01/16 (c)	$552,985
Illinois: 8.7%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	568,015
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	838,920
	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM)
750,000	5.00%, 07/01/16 (c)	838,920
500,000	5.00%, 07/01/16 (c)	559,280
200,000	State of Illinois, Sales Tax (RB) (NATL) 5.00%, 06/15/16 (c)	223,318
		3,028,453
Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (c)	270,225
Maryland: 1.5%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (c)	530,545
Massachusetts: 5.9%
500,000	Commonwealth of Massachusetts, Series C (GO) (AGM) 5.50%, 11/01/15	551,200
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (c)	700,635
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (c)	271,433
435,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	505,866
		2,029,134
Nevada: 2.0%
250,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (c)	274,150
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (c)	412,198
		686,348
New Jersey: 24.9%
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (c)	520,900
2,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.00%, 03/01/15 (c)	2,125,040

See Notes to Financial Statements

47

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New Jersey: (continued)
$570,000	New Jersey State Educational Facilities Authority, University of Medicine and Dentistry, Series B (RB) 7.50%, 06/01/19 (c)	$755,028
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	543,930
1,440,000	New Jersey State Transportation Trust Fund Authority, Series B (RB) 5.25%, 12/15/15 (c)	1,588,277
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC)
500,000	5.25%, 06/15/15 (c)	539,915
500,000	5.25%, 06/15/15	539,915
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (c)	644,982
1,250,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 5.25%, 06/15/15	1,349,787
		8,607,774
New York: 1.0%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	348,900
North Carolina: 2.2%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (c)	105,649
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB) 6.00%, 01/01/22 (c)	662,135
		767,784
Ohio: 0.5%
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (c)	190,119
South Carolina: 4.8%
1,500,000	Charleston County, South Carolina School District (RB) 5.25%, 12/01/15 (c)	1,649,970
Tennessee: 0.7%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (c)	250,873
Texas: 8.6%
100,000	City of Houston, Texas (GO) (AGM) 5.00%, 03/01/16 (c)	110,597
500,000	Harris County Health Facilities Development Corp. (RB) 7.25%, 12/01/18 (c)	648,995
780,000	North East Independent School District, Texas (GO) 4.75%, 02/01/15 (c)	823,789
Principal
Amount		Value

Texas: (continued)
$1,250,000	Waco Health Facilities Development Corp., FHA Insured Mortgage Revenue, Hillcrest Health System Project (RB) (FHA) (NATL) 4.50%, 08/01/16 (c)	$1,385,837
		2,969,218
Utah: 1.5%
	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM)
220,000	4.50%, 12/15/15 (c)	238,942
250,000	4.75%, 12/15/15 (c)	272,837
		511,779
Washington: 7.9%
2,000,000	Washington Health Care Facilities Authority, Swedish Health Services, Series A (RB) 6.50%, 11/15/15 (c)	2,247,000
450,000	Washington State, Various Purpose (GO) (AGM) 5.00%, 07/01/15 (c)	484,668
		2,731,668
Total Municipal Bonds (Cost: $33,259,875)		33,745,675

Number of
Shares
MONEY MARKET FUND: 0.9% (Cost: $322,918)
322,918	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	322,918
Total Investments: 98.5% (Cost: $33,582,793)		34,068,593
Other assets less liabilities: 1.5%		506,177
NET ASSETS: 100.0%		$34,574,770

See Notes to Financial Statements

48

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	6.4%	$2,170,870
Facilities	0.8	270,225
General Obligation	21.9	7,451,641
Higher Education	2.5	860,677
Medical	13.3	4,524,670
Power	2.7	913,008
School District	10.2	3,473,938
Transportation	37.0	12,602,233
Water	4.3	1,478,413
	0.9	322,918
Money Market Fund	100.0%	$34,068,593

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$–	$33,745,675	$–	$33,745,675
Money Market Fund	322,918	–	–	322,918
Total	$322,918	$33,745,675	$–	$34,068,593

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

49

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2013 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.3%
Alabama: 1.3%
$500,000	Alabama Public School & College Authority, Capital Improvement (RB) 5.00%, 12/01/15	$546,870
2,025,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB) 5.00%, 05/01/16	2,246,920
		2,793,790
Arizona: 1.7%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	538,705
	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB)
750,000	5.00%, 07/01/15	807,390
455,000	5.00%, 07/01/17	523,882
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	600,064
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/17	994,266
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	312,649
		3,776,956
Arkansas: 0.5%
1,000,000	State of Arkansas, Federal Highway Grant (GO) 5.00%, 04/01/18	1,175,270
California: 9.6%
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB) 5.00%, 05/01/16	836,152
600,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	690,786
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	836,347
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	615,829
	California State Various Purpose (GO)
1,370,000	4.00%, 09/01/17	1,532,496
1,000,000	4.00%, 02/01/19	1,121,730
600,000	5.00%, 03/01/14	609,426
1,000,000	5.00%, 02/01/15	1,059,230
500,000	5.00%, 10/01/15	544,315
500,000	5.00%, 03/01/16	553,110
1,000,000	5.00%, 09/01/16	1,125,340
1,000,000	5.00%, 04/01/17	1,142,270
250,000	5.00%, 08/01/17	288,298
400,000	5.00%, 11/01/17	464,628
1,000,000	5.00%, 04/01/18	1,166,320
Principal
Amount		Value

California: (continued)
$3,435,000	5.00%, 09/01/18	$4,039,456
1,500,000	5.50%, 04/01/18	1,781,640
500,000	Los Angeles County Public Works Financing Authority, Series A (RB) 5.00%, 08/01/14	517,255
1,000,000	Los Angeles, California Unified School District, Series J (GO) 5.00%, 07/01/17	1,156,490
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	538,780
250,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	256,353
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	522,220
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	11,069
		21,409,540
Colorado: 1.1%
830,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series B-3 (RB) 5.00%, 11/11/14 (p)	870,703
1,500,000	Colorado Health Facilities Authority, Evangelical Lutheran and Good Samaritan Society Project, Series B (RB) 5.00%, 12/01/14 (p)	1,554,630
		2,425,333
Connecticut: 1.9%
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 07/01/14	549,425
1,870,000	Connecticut State Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	1,828,785
850,000	Connecticut State Transportation Infrastructure, Series A (RB) 5.00%, 01/01/18	987,921
	Connecticut State, Series C (GO)
500,000	5.25%, 12/15/16	548,200
300,000	5.75%, 01/01/17	364,284
		4,278,615
District of Columbia: 0.2%
320,000	District of Columbia, Series D (RB) 5.00%, 12/01/16	362,061
Florida: 4.9%
	Citizens Property Insurance Corp., Series A (RB) (AGM)
400,000	4.00%, 06/01/17	437,284
400,000	6.00%, 06/01/16	450,004
600,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	673,518

See Notes to Financial Statements

50

Principal
Amount		Value

Florida: (continued)
	City of Jacksonville, Florida, Series B (RB)
$260,000	5.00%, 10/01/16	$291,858
475,000	5.00%, 10/01/17	543,661
1,500,000	City of Jacksonville, Florida, Series C (RB) 5.00%, 10/01/18	1,765,260
	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB)
1,000,000	5.50%, 06/01/14	1,029,470
510,000	5.50%, 06/01/17	583,180
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,072,370
400,000	Florida State Board of Education Lottery, Series A (RB) 5.00%, 07/01/17	458,372
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	528,376
400,000	Palm Beach County School District, Series A (CP) 5.00%, 08/01/16 (p)	443,576
500,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	582,320
810,000	State of Florida, State Board of Education, Series A (GO) 5.00%, 06/01/18	951,669
1,000,000	State of Florida, State Board of Education, Series C (GO) 5.00%, 06/01/16	1,111,870
		10,922,788
Georgia: 3.3%
280,000	County Board of Education of Richmond County (GO) (SAW) 5.00%, 09/01/18	324,778
1,000,000	Georgia State Road & Tollway Authority, Series A (RB) 5.00%, 06/01/19	1,170,660
2,315,000	Gwinnett County School District, Series A (GO) 4.50%, 10/01/17	2,643,707
500,000	Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 11/01/17	576,745
1,000,000	Municipal Electric Authority of Georgia, Series D (RB) 5.75%, 07/01/18 (c)	1,181,010
750,000	State of Georgia, Series B (GO) 5.00%, 10/01/14	782,692
500,000	State of Georgia, Series D (GO) 5.00%, 05/01/17	574,720
		7,254,312
Principal
Amount		Value

Hawaii: 0.3%
$750,000	Honolulu, Hawaii City and County, Series B (GO) (AGM) 5.25%, 07/01/14	$774,900
Illinois: 11.3%
480,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB) 5.00%, 01/01/17	540,926
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	281,733
650,000	Chicago, Illinois, Series A (GO) 5.00%, 01/01/18	708,370
	County of Cook, Series A (GO)
365,000	4.00%, 07/01/15	391,236
3,000,000	5.00%, 04/01/16	3,350,310
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	524,715
	State of Illinois (GO)
500,000	5.00%, 01/01/15	522,975
500,000	5.00%, 01/01/15	523,270
750,000	5.00%, 08/01/15	800,092
1,500,000	5.00%, 01/01/16	1,615,905
400,000	5.00%, 01/01/16	431,084
1,055,000	5.00%, 01/01/17	1,159,793
700,000	5.00%, 01/01/17	769,076
750,000	5.00%, 03/01/17	826,275
4,300,000	5.00%, 08/01/17	4,770,549
500,000	5.00%, 01/01/18	555,925
1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	1,120,250
500,000	State of Illinois, Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	529,570
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	515,590
500,000	3.50%, 09/01/15	521,400
250,000	3.88%, 09/01/17	267,448
850,000	4.00%, 01/01/17	907,910
3,250,000	4.00%, 09/01/18 (c)	3,426,182
50,000	State of Illinois, Series B (GO) 5.00%, 01/01/15	52,298
		25,112,882
Indiana: 0.6%
1,200,000	Indiana Health and Educational Facility Financing Authority, Series B-8 (RB) 4.10%, 11/03/16 (p)	1,313,568
Kentucky: 2.3%
	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB)
500,000	5.00%, 02/01/17	570,980
1,710,000	5.00%, 02/01/18	2,007,950
400,000	Kentucky State Property & Building Commission, Project No. 100, Series A (RB) 5.00%, 08/01/17	458,568
1,250,000	Kentucky State Property & Building Commission, Project No. 90 (RB) 5.00%, 11/01/18	1,468,750

See Notes to Financial Statements

51

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Indiana: (continued)
$670,000	Kentucky State Property & Building Commission, Project No. 96, Series A (RB) 5.00%, 11/01/14	$701,142
		5,207,390
Maryland: 2.1%
3,000,000	Baltimore County Consolidated Public Improvement (GO) 5.00%, 08/01/18	3,547,890
	Maryland State Transportation Authority (RB)
500,000	5.25%, 03/01/16	555,870
445,000	5.25%, 03/01/18	524,593
140,000	Prince George’s County, Maryland Consolidated Public Improvement, Series B (GO) 5.00%, 07/15/17	161,805
		4,790,158
Massachusetts: 1.9%
500,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 03/01/16	553,230
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	107,790
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,139,830
750,000	Massachusetts Development Finance Agency, Series K-4 (RB) 5.00%, 01/14/16 (p)	821,220
	Massachusetts School Building Authority, Sales Tax, Series A (RB)
500,000	4.00%, 05/15/14	510,070
500,000	5.00%, 05/15/15	535,795
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	656,643
		4,324,578
Michigan: 3.2%
500,000	City of Detroit, Michigan, Water and Sewerage Department, Series A (RB) (AGM) 5.00%, 07/01/18	505,345
420,000	Michigan Finance Authority, Clean Water Revolving Fund Revenue (RB) 5.00%, 10/01/14	438,110
1,000,000	Michigan Finance Authority, School District of the City of Detroit (RB) 5.00%, 06/01/15	1,051,290
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
1,000,000	5.00%, 07/01/17	1,144,380
1,950,000	5.00%, 07/01/18	2,282,572
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	544,700
Principal
Amount		Value

Michigan: (continued)
$500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	$507,890
565,000	Wayne Country Airport Authority, Series A-D (RB) 5.00%, 12/01/18	646,072
		7,120,359
Minnesota: 2.7%
2,050,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series A (RB) 4.00%, 11/15/18 (p)	2,289,911
2,855,000	City of Rochester, Minnesota Health Care Facilities, Mayo Clinic, Series B (RB) 4.00%, 11/15/18 (p)	3,192,061
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	523,700
		6,005,672
Missouri: 0.4%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) 5.00%, 04/15/15	319,854
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	530,064
		849,918
Nebraska: 0.5%
1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	1,141,780
Nevada: 0.6%
525,000	Clark County School District, Series A (GO) 5.00%, 06/15/17	596,888
570,000	Clark County School District, Series B (GO) 5.00%, 06/15/17	648,050
		1,244,938
New Jersey: 4.9%
450,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/14	461,187
1,110,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB) 5.00%, 12/15/17	1,279,652
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB) 4.00%, 12/15/16	549,225
990,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.00%, 09/01/17	1,130,917

See Notes to Financial Statements

52

Principal
Amount		Value

New Jersey: (continued)
$475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	$505,086
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	1,152,820
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	545,790
1,000,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 2 (RB) 3.75%, 12/01/18	1,074,490
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	540,270
2,350,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	2,715,331
635,000	State of New Jersey, Series A (CP) 5.00%, 06/15/17	715,696
150,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/18	176,847
		10,847,311
New Mexico: 0.1%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	282,528
New York: 16.9%
	City of New York, Series E (GO)
250,000	4.00%, 08/01/16	273,628
850,000	5.00%, 08/01/17	981,911
450,000	City of New York, Series J (GO) 5.00%, 08/01/17	519,835
1,410,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,645,611
	Long Island Power Authority, Electric System, Series A (RB)
250,000	4.00%, 05/01/14	254,118
900,000	4.00%, 05/01/15	943,362
1,000,000	5.00%, 05/01/14	1,021,350
500,000	5.00%, 05/01/16	549,690
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	363,464
520,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/17	599,238
300,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/16	338,376
145,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/15	158,352
Principal
Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Series D (RB)
$445,000	5.00%, 11/01/15	$485,882
55,000	5.00%, 11/01/15	60,122
210,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	215,828
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	803,730
500,000	New York City Transitional Finance Authority, Sub Series C-1 (RB) 4.00%, 11/01/16	550,910
	New York City, Series D (GO)
300,000	5.00%, 02/01/16	330,798
600,000	5.00%, 10/01/17	696,450
500,000	New York City, Series E (GO) 4.00%, 08/01/14	514,095
375,000	New York City, Series F-1 (GO) 5.00%, 03/01/16	414,739
300,000	New York City, Series I (GO) 5.00%, 08/01/17	346,557
	New York City, Series K (GO)
500,000	4.00%, 08/01/14	514,095
1,500,000	5.00%, 08/01/17	1,732,785
	New York State Dormitory Authority, City University System, Series A (RB)
405,000	4.00%, 07/01/14	414,995
600,000	5.00%, 07/01/14	618,738
500,000	New York State Dormitory Authority, Colombia University, Series A (RB) 5.00%, 10/01/18	592,605
410,000	New York State Dormitory Authority, Mental Health Services, Series A (RB) 5.50%, 02/15/17	470,774
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 03/15/14	254,348
250,000	5.00%, 02/15/18	292,800
1,400,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 4.00%, 03/15/19	1,584,254
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	1,179,310
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,058,560
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	531,045
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB) 5.00%, 04/01/16	1,104,920

See Notes to Financial Statements

53

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

New York: (continued)
	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB)
$200,000	4.25%, 04/01/15	$211,100
500,000	5.00%, 04/01/14	509,850
800,000	5.00%, 04/01/19	938,496
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	509,850
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
450,000	5.00%, 03/15/15	478,962
1,000,000	5.00%, 03/15/17	1,144,020
450,000	5.00%, 03/15/19	532,359
385,000	New York State Thruway Authority, State Personal Refunding, Series A (RB) 5.00%, 03/15/17	440,309
300,000	New York State Urban Development Corp., Series C (RB) 5.00%, 03/15/17	343,098
580,000	New York State Urban Development Corp., Series D (RB) 5.00%, 01/01/16	634,439
250,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.25%, 01/01/17	284,008
2,065,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/18	2,461,914
	New York State, Series A (GO)
1,400,000	3.00%, 02/01/16	1,480,724
500,000	3.00%, 03/01/16	529,900
	Tobacco Settlement Financing Corp. (RB)
1,000,000	5.00%, 06/01/14	1,027,380
1,000,000	5.00%, 06/01/17	1,143,050
1,000,000	5.00%, 06/01/18	1,165,650
400,000	Town of Oyster Bay (GO) 3.00%, 08/15/17	423,920
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	565,265
300,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series D (RB) 5.00%, 11/15/15	327,201
		37,568,770
North Carolina: 5.8%
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/15	315,858
	North Carolina Eastern Municipal Power Agency, Series B (RB)
250,000	5.00%, 01/01/16	273,805
1,000,000	5.00%, 01/01/17	1,126,260
Principal
Amount		Value

North Carolina: (continued)
$1,000,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	$1,185,080
1,670,000	North Carolina State, Department of State Treasurer (RB) 5.00%, 03/01/16	1,836,733
1,000,000	North Carolina State, Grant Anticipation Revenue (RB) 5.00%, 03/01/19	1,162,240
	North Carolina State, Series A (GO)
325,000	5.00%, 03/01/15	345,410
300,000	5.00%, 03/01/17	343,887
275,000	5.00%, 03/01/19	327,935
3,000,000	North Carolina State, Series B (GO) 5.00%, 06/01/18	3,546,780
500,000	North Carolina State, Series C (GO) 3.50%, 05/01/16	538,605
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	866,765
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	255,910
690,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	722,251
		12,847,519
Ohio: 1.0%
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM) 5.00%, 06/15/14	257,388
25,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	25,097
850,000	Ohio State Water Development Authority, Series A (RB) 3.38%, 07/01/15 (p)	868,921
1,000,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/16	1,121,080
		2,272,486
Oregon: 0.1%
250,000	City of Portland, Series A (RB) (AGM) 5.00%, 06/15/16	279,148
Pennsylvania: 3.1%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	410,232
	Commonwealth of Pennsylvania, First Refunding Series (GO)
1,000,000	5.00%, 07/01/17	1,152,570
1,000,000	5.00%, 07/01/18	1,179,500
1,000,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 04/01/19	1,185,630

See Notes to Financial Statements

54

Principal
Amount		Value

Pennsylvania: (continued)
$1,900,000	Commonwealth of Pennsylvania, Second Refunding Series (GO) 5.00%, 07/01/17	$2,189,883
150,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 08/01/17 (c)	172,082
250,000	Pennsylvania Higher Educational Facilities Authority, Series AG (RB) 5.00%, 06/15/16	277,283
250,000	Pennsylvania Intergovernmental Cooperation Authority (ST) 5.00%, 06/15/14	257,403
		6,824,583
Puerto Rico: 3.5%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	460,864
	Puerto Rico Commonwealth, Government Development, Series B (RB)
250,000	5.00%, 12/01/14	247,735
500,000	5.00%, 12/01/15	489,420
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	755,280
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	224,082
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	199,694
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	74,409
	Puerto Rico Electric Power Authority, Series ZZ (RB)
1,000,000	5.00%, 07/01/16	922,000
1,205,000	5.00%, 07/01/17	1,075,041
375,000	5.00%, 07/01/18	320,572
1,050,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	1,030,501
500,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD) 5.25%, 07/01/16	480,475
	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB)
220,000	3.75%, 08/01/15	214,749
1,245,000	4.25%, 08/01/17	1,213,850
		7,708,672
South Carolina: 1.2%
1,000,000	Piedmont Municipal Power Agency, Series A (RB) 5.00%, 01/01/17	1,122,600
255,000	South Carolina Public Service Authority, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	285,167
Principal
Amount		Value

South Carolina: (continued)
$1,000,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/18	$1,178,890
		2,586,657
Tennessee: 0.2%
485,000	City of Memphis, Electric System Revenue (RB) 5.00%, 12/01/16	547,643
Texas: 5.4%
550,000	City of Dallas, Fort Worth International Airport, Series B (RB) 5.00%, 11/01/18	640,183
500,000	City of Dallas, Series A (GO) 5.00%, 02/15/18	583,995
460,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/18	536,576
300,000	City of San Antonio Texas, Series D (RB) 5.00%, 02/01/17	341,445
505,000	Harris County Tall Road Authority, Series A (RB) (NATL) 5.00%, 08/15/16	563,888
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	281,583
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL) 5.00%, 03/01/16	496,579
300,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/17	345,717
	Lower Colorado River Authority (RB)
935,000	4.00%, 05/15/18	1,046,087
630,000	5.00%, 05/15/16	696,748
300,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB) 5.00%, 05/15/17	341,268
1,500,000	Lower Colorado River Authority, Series B (RB) 5.00%, 05/15/19	1,739,490
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	261,048
1,610,000	Texas Public Finance Authority (GO) 5.00%, 10/01/18	1,909,041
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	544,215
1,050,000	Texas Public Finance Authority, Series B (RB) 5.00%, 07/01/15 (c)	1,129,065
250,000	Texas State University System, Board of Regents (RB) 5.00%, 03/15/18	291,170
250,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/16 (c)	276,485
		12,024,583

See Notes to Financial Statements

55

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount		Value

Utah: 1.5%
	Intermountain Power Agency, Subordinated Power Supply Revenue, Series A (RB)
$750,000	5.00%, 07/01/14 (c)	$770,947
500,000	5.00%, 07/01/15	537,390
1,000,000	State of Utah, Series C (GO) 5.00%, 07/01/17	1,155,310
825,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	938,157
		3,401,804
Virginia: 1.4%
450,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/15	479,970
760,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	895,622
500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB) 5.00%, 09/01/17	577,050
1,105,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 03/15/15	1,176,272
		3,128,914
Washington: 2.8%
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	655,205
500,000	Energy Northwest, Columbia Generating Station Electric Revenue Refunding, Series A (RB) 5.00%, 07/01/18	587,755
395,000	Energy Northwest, Project 3 Electric Revenue Refunding, Series A (RB) 5.00%, 07/01/15	425,565
265,000	Port of Seattle, Passenger Facility Charge Revenue, Series A (RB) 5.00%, 12/01/17	305,932
525,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 07/01/17	606,128
500,000	Washington State, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/17	569,505
500,000	Washington State, Various Purpose, Series B (GO) 5.00%, 07/01/17	577,265
1,540,000	Washington State, Various Purpose, Series R-A (GO) 5.00%, 01/01/18	1,801,754
675,000	Washington State, Various Purpose, Series R-D (GO) 5.00%, 07/01/15	727,231
		6,256,340
Total Municipal Bonds (Cost: $218,240,231)		218,861,766
Number of
Shares		Value

MONEY MARKET FUND: 0.4% (Cost: $902,480)
902,480	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	$902,480
Total Investments: 98.7% (Cost: $219,142,711)		219,764,246
Other assets less liabilities: 1.3%		2,882,844
NET ASSETS: 100.0%		$222,647,090

See Notes to Financial Statements

56

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value
Airport	1.1%	$2,414,846
Development	2.1	4,607,684
Education	5.4	11,899,557
Facilities	6.0	13,167,592
General Obligation	44.1	96,870,329
Higher Education	4.9	10,683,931
Medical	8.8	19,362,720
Pollution	0.4	868,921
Power	9.8	21,543,871
School District	2.7	5,929,632
Student Loan	0.4	938,157
Transportation	10.6	23,276,933
Utilities	0.9	2,095,143
Water	2.4	5,202,450
Money Market Fund	0.4	902,480
	100.0%	$219,764,246

The summary of inputs used to value the Fund’s investments as of October 31, 2013 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$–	$218,861,766	$–	$218,861,766
Money Market Fund	902,480	–	–	902,480
Total	$902,480	$218,861,766	$–	$219,764,246

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

57

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2013 (unaudited)

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF
Assets:
Investments, at value (1)	$26,307,562	$795,579,628	$580,121,368	$78,007,325
Receivables:
Shares sold	–	–	30,179	–
Due from Adviser	1,213	–	–	–
Dividends and interest	103,282	16,020,290	7,273,614	1,168,339
Prepaid expenses	4,309	–	–	–
Total assets	26,416,366	811,599,918	587,425,161	79,175,664

Liabilities:
Payables:
Investment securities purchased	–	–	60,413	–
Shares redeemed	–	–	19,821	–
Due to Adviser	–	241,941	119,448	15,929
Due to custodian	–	500	1,000	–
Deferred Trustee fees	320	3,184	3,000	1,517
Accrued expenses	60,443	–	–	–
Total liabilities	60,763	245,625	203,682	17,446
NET ASSETS	$26,355,603	$811,354,293	$587,221,479	$79,158,218
Shares outstanding	1,100,000	27,700,000	26,000,000	4,350,000
Net asset value, redemption and offering price per share	$23.96	$29.29	$22.59	$18.20

Net assets consist of:
Aggregate paid in capital	$31,201,606	$865,915,104	$593,564,272	$87,095,219
Net unrealized appreciation (depreciation)	(4,270,583)	(45,566,222)	(988,358)	(2,711,556)
Undistributed net investment income	137,496	5,816,519	1,331,672	313,763
Accumulated net realized loss	(712,916)	(14,811,108)	(6,686,107)	(5,539,208)
	$26,355,603	$811,354,293	$587,221,479	$79,158,218
(1) Cost of investments	$30,578,146	$838,572,338	$581,562,290	$80,704,530

See Notes to Financial Statements

58

Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

$34,068,593	$219,764,246

–	9,009
–	–
513,800	2,947,027
–	–
34,582,393	222,720,282

–	16,103
–	17,254
6,758	38,235
–	–
865	1,600
–	–
7,623	73,192
$34,574,770	$222,647,090
1,400,000	12,650,000
$24.70	$17.60

$34,684,078	$221,775,352
490,183	620,604
27,931	297,482
(627,422)	(46,348)
$34,574,770	$222,647,090
$33,582,793	$219,142,711

See Notes to Financial Statements

59

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2013 (unaudited)

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF
Income:
Dividends	$774,121	$–	$–	$–
Interest	–	27,123,683	9,169,849	2,085,321
Total income	774,121	27,123,683	9,169,849	2,085,321

Expenses:
Management fees	49,356	1,629,183	798,593	116,457
Professional fees	16,771	–	–	–
Insurance	183	–	–	–
Trustees’ fees and expenses	150	–	–	–
Reports to shareholders	4,225	–	–	–
Indicative optimized portfolio value fee	3,048	–	–	–
Custodian fees	4,102	–	–	–
Registration fees	3,545	–	–	–
Transfer agent fees	1,218	–	–	–
Fund accounting fees	15,146	–	–	–
Interest	22	5,529	–	282
Other	167	–	–	–
Total expenses	97,933	1,634,712	798,593	116,739
Waiver of management fees	(48,556)	–	–	–
Net expenses	49,377	1,634,712	798,593	116,739
Net investment income	724,744	25,488,971	8,371,256	1,968,582

Net realized gain (loss) on:
Investments	(429,288)	(1,267,313)	(470,689)	(97,731)
In-kind redemptions	(68,115)	(16,077,184)	(6,200,772)	(2,939,293)
Net realized gain (loss)	(497,403)	(17,344,497)	(6,671,461)	(3,037,024)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,554,585)	(107,056,755)	(33,690,438)	(9,539,880)
Net change in unrealized appreciation (depreciation)	(3,554,585)	(107,056,755)	(33,690,438)	(9,539,880)
Net Decrease in Net Assets Resulting from Operations	$(3,327,244)	$(98,912,281)	$(31,990,643)	$(10,608,322)

See Notes to Financial Statements

60

Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

$–	$–
214,984	1,772,869
214,984	1,772,869

39,192	223,545
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	–
–	615
–	–
39,192	224,160
–	–
39,192	224,160
175,792	1,548,709

(497,930)	1,521
–	6,506
(497,930)	8,027

(394,191)	(2,383,520)
(394,191)	(2,383,520)
$(716,329)	$(826,784)

See Notes to Financial Statements

61

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF		High-Yield Municipal Index ETF
	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
	(unaudited)		(unaudited)
Operations:
Net investment income	$724,744	$842,684	$25,488,971	$47,540,286
Net realized gain (loss)	(497,403)	172,211	(17,344,497)	11,595,416
Net change in unrealized appreciation (depreciation)	(3,554,585)	(1,021,540)	(107,056,755)	22,441,681
Net increase (decrease) in net assets resulting from operations	(3,327,244)	(6,645)	(98,912,281)	81,577,383

Dividends and Distributions to shareholders:
Dividends from net investment income	(709,450)	(756,260)	(25,986,630)	(44,542,201)
Distributions from net realized capital gains	–	(3,575)	–	–
Total Dividends and Distributions	(709,450)	(759,835)	(25,986,630)	(44,542,201)

Share transactions:**
Proceeds from sale of shares	7,502,841	27,822,123	47,050,366	609,982,053
Cost of shares redeemed	(2,573,265)	(9,922,067)	(241,338,567)	(82,484,803)
Increase (Decrease) in net assets resulting from share transactions	4,929,576	17,900,056	(194,288,201)	527,497,250
Total increase (decrease) in net assets	892,882	17,133,576	(319,187,112)	564,532,432
Net Assets, beginning of period	25,462,721	8,329,145	1,130,541,405	566,008,973
Net Assets, end of period†	$26,355,603	$25,462,721	$811,354,293	$1,130,541,405
† Including undistributed net investment income	$137,496	$122,202	$5,816,519	$6,314,178

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	950,000	1,600,000	18,600,000
Shares redeemed	(100,000)	(350,000)	(7,900,000)	(2,500,000)
Net increase (decrease)	200,000	600,000	(6,300,000)	16,100,000

See Notes to Financial Statements

62

Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF
For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
(unaudited)		(unaudited)		(unaudited)

$8,371,256	$16,314,178	$1,968,582	$4,193,906	$175,792	$518,963
(6,671,461)	2,829,388	(3,037,024)	1,873,496	(497,930)	211,669
(33,690,438)	8,975,144	(9,539,880)	1,030,833	(394,191)	(149,912)
(31,990,643)	28,118,710	(10,608,322)	7,098,235	(716,329)	580,720

(8,552,790)	(15,886,800)	(2,063,610)	(4,081,740)	(192,400)	(518,140)
–	(65,310)	–	–	–	–
(8,552,790)	(15,952,110)	(2,063,610)	(4,081,740)	(192,400)	(518,140)

90,318,351	361,608,566	16,961,350	56,471,868	2,463,764	7,606,723
(209,128,710)	(86,950,939)	(46,036,165)	(20,122,020)	–	(7,606,130)
(118,810,359)	274,657,627	(29,074,815)	36,349,848	2,463,764	593
(159,353,792)	286,824,227	(41,746,747)	39,366,343	1,555,035	63,173
746,575,271	459,751,044	120,904,965	81,538,622	33,019,735	$32,956,562
$587,221,479	$746,575,271	$79,158,218	$120,904,965	$34,574,770	$33,019,735
$1,331,672	$1,513,206	$313,763	$408,791	$27,931	$44,539

4,000,000	15,300,000	900,000	2,800,000	100,000	300,000
(9,400,000)	(3,700,000)	(2,500,000)	(1,000,000)	–	(300,000)
(5,400,000)	11,600,000	(1,600,000)	1,800,000	100,000	–

See Notes to Financial Statements

63

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Short Municipal Index ETF
	For the Six Months Ended October 31, 2013	For the Year Ended April 30, 2013
	(unaudited)
Operations:
Net investment income	$1,548,709	$2,492,841
Net realized gain	8,027	625,531
Net change in unrealized appreciation (depreciation)	(2,383,520)	(97,074)
Net increase (decrease) in net assets resulting from operations	(826,784)	3,021,298

Dividends and Distributions to shareholders:
Dividends from net investment income	(1,494,485)	(2,444,000)
Distributions from net realized capital gains	–	(108,350)
Total Dividends and Distributions	(1,494,485)	(2,552,350)

Share transactions:**
Proceeds from sale of shares	47,539,662	103,064,489
Cost of shares redeemed	(28,077,027)	(33,769,510)
Increase in net assets resulting from share transactions	19,462,635	69,294,979
Total increase in net assets	17,141,366	69,763,927
Net Assets, beginning of period	205,505,724	135,741,797
Net Assets, end of period†	$222,647,090	$205,505,724
† Including undistributed net investment income	$297,482	$243,258

** Shares of Common Stock Issued (no par value)
Shares sold	2,700,000	5,800,000
Shares redeemed	(1,600,000)	(1,900,000)
Net increase	1,100,000	3,900,000

See Notes to Financial Statements

64

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	CEF MUNICIPAL INCOME ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Period July 12, 2011 (a) through April 30, 2012
	(unaudited)
Net asset value, beginning of period	$28.29		$27.76	$25.00
Income from investment operations:
Net investment income	0.71		1.49	1.24
Net realized and unrealized gain (loss) on investments	(4.32)		0.53	2.66
Total from investment operations	(3.61)		2.02	3.90
Less:
Dividends from net investment income	(0.72)		(1.48)	(1.12)
Distributions from net realized capital gains	–		(0.01)	(0.02)
Total dividends and distributions	(0.72)		(1.49)	(1.14)
Net asset value, end of period	$23.96		$28.29	$27.76
Total return (b)	(12.80	)%(c)	7.28%	15.84	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$26,356		$25,463	$8,329
Ratio of gross expenses to average net assets	0.79	%(d)	1.03%	2.36	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.87	%(d)	5.33%	6.04	%(d)
Portfolio turnover rate	5	%(c)	3%	3	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

65

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	HIGH-YIELD MUNICIPAL INDEX ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period February 4, 2009 (a) through April 30, 2009
	(unaudited)
Net asset value, beginning of period	$33.25		$31.62	$28.39	$30.62	$26.22	$25.46
Income from investment operations:
Net investment income	0.88		1.61	1.60	1.75	2.08	0.54
Net realized and unrealized gain (loss) on investments	(3.98)		1.66	3.32	(1.97)	4.17	0.55
Total from investment operations	(3.10)		3.27	4.92	(0.22)	6.25	1.09
Less:
Dividends from net investment income	(0.86)		(1.64)	(1.69)	(1.79)	(1.85)	(0.33)
Distributions from net realized capital gains	–		–	–	(0.22)	–	–
Total dividends and distributions	(0.86)		(1.64)	(1.69)	(2.01)	(1.85)	(0.33)
Net asset value, end of period	$29.29		$33.25	$31.62	$28.39	$30.62	$26.22
Total return (b)	(9.41	)%(c)	10.55%	17.90%	(0.81)%	24.47%	4.32	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 811,354		$ 1,130,541	$ 566,009	$ 210,051	$ 159,210	$ 78,651
Ratio of gross expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.44%	0.65%	0.71	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	5.49	%(d)	5.22%	6.04%	6.27%	7.45%	9.11	%(d)
Portfolio turnover rate	4	%(c)	12%	18%	42%	19%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

66

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	INTERMEDIATE MUNICIPAL INDEX ETF (e)
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
	(unaudited)
Net asset value, beginning of period	$23.78		$23.22	$21.40	$21.51	$20.77	$20.63
Income from investment operations:
Net investment income	0.29		0.59	0.71	0.74	0.75	0.76
Net realized and unrealized gain (loss) on investments	(1.19)		0.57	1.82	(0.08)	0.75	0.10
Total from investment operations	(0.90)		1.16	2.53	0.66	1.50	0.86
Less:
Dividends from net investment income	(0.29)		(0.60)	(0.71)	(0.74)	(0.76)	(0.72)
Distributions from net realized capital gains	–		– (d)	–	(0.03)	– (d)	–
Total dividends and distributions	(0.29)		(0.60)	(0.71)	(0.77)	(0.76)	(0.72)
Net asset value, end of period	$22.59		$23.78	$23.22	$21.40	$21.51	$20.77
Total return (a)	(3.78	)%(b)	5.05%	12.02%	3.11%	7.35%	4.32%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 587,221		$ 746,575	$ 459,751	$ 220,371	$ 159,179	$ 51,916
Ratio of gross expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.29%	0.45%	0.70%
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.23%	0.20%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.23%	0.20%
Ratio of net investment income to average net assets	2.52	%(c)	2.54%	3.19%	3.50%	3.73%	3.97%
Portfolio turnover rate	0	%(b)	1%	7%	19%	22%	11%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Not annualized
(c)	Annualized
(d)	Amount represents less than $0.005 per share
(e)	On October 24, 2008, the Fund effected a share split as described in the Notes to the Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.

See Notes to Financial Statements

67

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	LONG MUNICIPAL INDEX ETF (d)
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
	(unaudited)
Net asset value, beginning of period	$20.32		$19.65	$17.46	$18.49	$17.28	$19.31
Income from investment operations:
Net investment income	0.39		0.77	0.83	0.83	0.83	0.86
Net realized and unrealized gain (loss) on investments	(2.12)		0.67	2.19	(1.03)	1.23	(2.07)
Total from investment operations	(1.73)		1.44	3.02	(0.20)	2.06	(1.21)
Less:
Dividends from net investment income	(0.39)		(0.77)	(0.83)	(0.83)	(0.85)	(0.82)
Net asset value, end of period	$18.20		$20.32	$19.65	$17.46	$18.49	$17.28
Total return (a)	(8.53	)%(b)	7.44%	17.67%	(1.10)%	12.20%	(6.24)%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 79,158		$ 120,905	$ 81,539	$ 55,009	$ 52,711	$ 30,247
Ratio of gross expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.38%	0.64%	0.78%
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.25%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	4.07	%(c)	3.86%	4.46%	4.60%	4.78%	5.15%
Portfolio turnover rate	2	%(b)	3%	22%	27%	20%	44%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Not annualized
(c)	Annualized
(d)	On October 24, 2008, the Fund effected a share split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.

See Notes to Financial Statements

68

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	PRE-REFUNDED MUNICIPAL INDEX ETF
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period February 2, 2009 (a) through April 30, 2009
	(unaudited)
Net asset value, beginning of period	$25.40		$25.35	$25.01	$24.98	$24.73	$24.76
Income from investment operations:
Net investment income	0.13		0.38	0.34	0.34	0.35	0.06
Net realized and unrealized gain (loss) on investments	(0.68)		0.05	0.34	0.10	0.24	(0.05)
Total from investment operations	(0.55)		0.43	0.68	0.44	0.59	0.01
Less:
Dividends from net investment income	(0.15)		(0.38)	(0.34)	(0.35)	(0.34)	(0.04)
Distributions from net realized capital gains	–		–	–	(0.06)	–	–
Total dividends and distributions	(0.15)		(0.38)	(0.34)	(0.41)	(0.34)	(0.04)
Net asset value, end of period	$24.70		$25.40	$25.35	$25.01	$24.98	$24.73
Total return (b)	(2.18	)%(c)	1.71%	2.74%	1.74%	2.38%	0.06	%(c)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 34,575		$ 33,020	$ 32,957	$ 35,019	$ 39,965	$ 19,785
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.38%	0.67%	1.26	%(d)
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.08	%(d)	1.50%	1.36%	1.36%	1.44%	1.29	%(d)
Portfolio turnover rate	39	%(c)	19%	40%	28%	8%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

69

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	SHORT MUNICIPAL INDEX ETF (e)
	For the Six Months Ended October 31, 2013		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009
	(unaudited)
Net asset value, beginning of period	$17.79		$17.74	$17.35	$17.32	$16.93	$16.47
Income from investment operations:
Net investment income	0.12		0.26	0.32	0.36	0.39	0.43
Net realized and unrealized gain (loss) on investments	(0.19)		0.06	0.40	0.09	0.39	0.46
Total from investment operations	(0.07)		0.32	0.72	0.45	0.78	0.89
Less:
Dividends from net investment income	(0.12)		(0.26)	(0.33)	(0.36)	(0.39)	(0.43)
Distributions from net realized capital gains	–		(0.01)	– (d)	(0.06)	–	–
Total dividends and distributions	(0.12)		(0.27)	(0.33)	(0.42)	(0.39)	(0.43)
Net asset value, end of period	$17.60		$17.79	$17.74	$17.35	$17.32	$16.93
Total return (a)	(0.39	)%(b)	1.83%	4.16%	2.59%	4.64%	5.50%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$ 222,647		$ 205,506	$ 135,742	$ 94,568	$ 89,222	$ 24,543
Ratio of gross expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.29%	0.55%	1.11%
Ratio of net expenses to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.16%
Ratio of net expenses, excluding interest expense, to average net assets	0.20	%(c)	0.20%	0.20%	0.20%	0.19%	0.16%
Ratio of net investment income toaverage net assets	1.38	%(c)	1.46%	1.85%	2.04%	2.31%	2.88%
Portfolio turnover rate	0	%(b)	10%	23%	35%	43%	20%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Not annualized
(c)	Annualized
(d)	Amount represents less than $0.005 per share
(e)	On October 24, 2008, the Fund effected a share split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.
70

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2013 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2013, offers fifty three investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Barclays Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Municipal Pre-Refunded-Treasury-Escrowed Index
Short	February 22, 2008	Barclays AMT-Free Short Continuous Municipal Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for
71

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments outstanding during the period ended October 31, 2013.
72

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gain. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The High Yield, Intermediate, Long, Pre-Refunded and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Management Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. For CEF Municipal, the Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense cap listed below.

The current management fee rate, expense cap and the amounts waived/assumed by the Adviser for the period ended October 31, 2013 are as follows:

Fund	Expense Cap	Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
CEF Municipal *	0.40%	0.40%	$48,556	$—

*	The Adviser has agreed, at least until September 1, 2014, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the Fund’s total annual operating expenses do not exceed the expense cap, excluding interest expense.

The current unitary management fee rates for the period ended October 31, 2013 are as follows:

Fund	Unitary Management Fee Rate
High-Yield	0.35%
Intermediate	0.24
Long	0.24
Pre-Refunded	0.24
Short	0.20

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2013, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CEF Municipal	$1,143,023	$2,293,687
High-Yield	63,081,732	34,937,719
Intermediate	31,477,400	365,000
Long	5,035,099	1,496,250
Pre-Refunded	14,994,945	12,379,975
Short	29,380,052	600,000
73

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 5—Income Taxes—As of October 31, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CEF Municipal	$30,578,146	$4,041	$(4,274,625)	$(4,270,584)
High-Yield	835,988,074	19,775,405	(60,183,851)	(40,408,446)
Intermediate	581,524,539	11,449,154	(12,852,325)	(1,403,171)
Long	80,691,469	1,581,715	(4,265,859)	(2,684,144)
Pre-Refunded	33,582,749	487,963	(2,119)	485,844
Short	219,133,848	2,130,557	(1,500,159)	630,398

The tax character of dividends paid to shareholders during the year ended April 30, 2013 were as follows:

	Tax-Exempt Dividends	Ordinary Income	Long-Term Capital Gains
Fund	April 30, 2013	April 30, 2013	April 30, 2013
CEF Municipal	$751,369	$5,039	$3,427
High-Yield	43,970,570	571,631	—
Intermediate	15,867,110	19,690	65,310
Long	4,054,246	27,494	—
Pre-Refunded	518,140	—	—
Short	2,443,328	738	108,284

The tax character of current year distributions will be determined at the end of the current fiscal year.

On December 22, 2010 the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At April 30, 2013, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-No Expiration	Post-Effective-No Expiration	Amount Expiring in the Year Ended April 30,
	Short-Term	Long-Term	April	April	April
Fund	Capital Losses	Capital Losses	2019	2018	2017
CEF Municipal	215,513	—	$—	$—	$—
Long	261,318	—	78,825	1,554,202	603,978
Pre-Refunded	129,222	—	—	—	—
Short	32,634	21,742	—	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2010 - 2013), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2013, the Funds did not incur any interest or penalties.

74

Note 6—Capital Share Transactions—As of October 31, 2013, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, except for CEF Municipal, which has Creation Units consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2013, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
CEF Municipal	$7,386,251	$1,305,537
High-Yield	—	224,491,684
Intermediate	76,139,510	218,885,258
Long	13,787,665	46,868,501
Pre-Refunded	—	—
Short	21,082,452	28,507,564

Note 7—Concentration and Other Risks—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds (except CEF Municipal) use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

High-Yield invests in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds are included in “Management fees” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

75

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 9—Share Split—On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long, and Short. The share splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate and Long split their shares five-for-one, and Short split its shares three-for-one.

Note 10—Bank Line of Credit—Certain Funds may participate in a $200 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2013, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
High-Yield	30	3,217,533	1.61
Long	21	346,334	1.61
Short	4	3,483,000	1.59

As of October 31, 2013, the Funds had no outstanding loan balances.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2013, there were no offsets of custodian fees.

Note 12—Recent Accounting Pronouncements—The Funds have adopted Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, as clarified by ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which requires entities to disclose gross and net information about derivative instruments, repurchase and reverse-repurchase agreements, and securities borrowing and lending transactions that are either: (1) offset in accordance with GAAP, or (2) subject to enforceable master netting arrangement or similar agreements, irrespective of whether they are offset in accordance with GAAP. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. As of October 31, 2013, there were no financial instruments which required additional disclosure.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2013:

Fund	Ex-Date	Record Date	Payable Date	Per Share
CEF Municipal	11/1/13	11/5/13	11/7/13	$0.1210
High-Yield	11/1/13	11/5/13	11/7/13	$0.1438
Intermediate	11/1/13	11/5/13	11/7/13	$0.0494
Long	11/1/13	11/5/13	11/7/13	$0.0648
Pre-Refunded	11/1/13	11/5/13	11/7/13	$0.0199
Short	11/1/13	11/5/13	11/7/13	$0.0232
CEF Municipal	12/2/13	12/4/13	12/6/13	$0.1210
High-Yield	12/2/13	12/4/13	12/6/13	$0.1340
Intermediate	12/2/13	12/4/13	12/6/13	$0.0505
Long	12/2/13	12/4/13	12/6/13	$0.0644
Pre-Refunded	12/2/13	12/4/13	12/6/13	$0.0200
Short	12/2/13	12/4/13	12/6/13	$0.0203

76

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

(unaudited)

At a meeting held on September 11, 2013, (the “Meeting”), the Board of Trustees (the “Board”) of Market Vectors ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved an investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the Market Vectors Puerto Rico Municipal Index ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with management of the Fund and the Adviser at the Meeting, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others proposed to be involved in the management of the Fund. In evaluating the terms of the Investment Management Agreement and the proposal for the Fund to adopt a unitary fee structure, the Trustees considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Fund. The Trustees also considered the terms and scope of services that the Adviser would provide under the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund, including any it may receive from providing administrative services to the Fund and from an affiliate of the Adviser serving as distributor to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Fund, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the Fund and the Fund’s shareholders.

77

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:

Van Eck Associates Corporation

Distributor:

Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:

1.888.MKT.VCTR

MUNISAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins,
                             Treasurer & Chief Financial Officer
                         ---------------------------------------
Date January 7, 2014
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 7, 2014
     ---------------

By (Signature and Title)  /s/ John J. Crimmins,
         Treasurer & Chief Financial Officer
                        -----------------------------------------

Date January 7, 2014
     ---------------